Investment Portfolio - March 31, 2019

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 25.1%
Non-Convertible Corporate Bonds - 25.1%
Communication Services - 3.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc., 4.25%, 3/1/2027	Baa2	$1,820,000	$1,871,223
Verizon Communications, Inc., 5.50%, 3/16/2047	Baa1	2,540,000	2,972,801

			4,844,024

Media - 1.0%
Discovery Communications LLC, 5.20%, 9/20/2047	Baa3	1,870,000	1,817,375

Total Communication Services			6,661,399

Consumer Discretionary - 2.7%
Automobiles - 1.2%
General Motors Co.[2], (3 mo. LIBOR US + 0.900%), 3.501%, 9/10/2021	Baa3	1,320,000	1,309,215
General Motors Financial Co., Inc., 3.15%, 1/15/2020	Baa3	890,000	891,244

			2,200,459

Internet & Direct Marketing Retail - 1.5%
Booking Holdings, Inc., 3.60%, 6/1/2026	A3	2,790,000	2,835,248

Total Consumer Discretionary			5,035,707

Energy - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	Baa2	2,270,000	2,771,721
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	Baa3	2,520,000	2,802,952
The Williams Companies, Inc., 3.75%, 6/15/2027	Baa3	1,495,000	1,484,176

Total Energy			7,058,849

Financials - 9.9%
Banks - 6.0%
Bank of America Corp., 4.00%, 1/22/2025	Baa1	2,750,000	2,804,544
Citigroup, Inc., 8.125%, 7/15/2039	A3	960,000	1,443,125
Credit Suisse AG - New York NY (Switzerland), 5.40%, 1/14/2020	Baa3	870,000	885,704
JPMorgan Chase & Co., 6.30%, 4/23/2019	A2	2,630,000	2,635,101
JPMorgan Chase & Co.[3], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	A2	1,320,000	1,369,873
Santander Holdings USA, Inc., 4.50%, 7/17/2025	Baa3	1,780,000	1,834,396

			10,972,743

Capital Markets - 1.9%
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	Baa2	920,000	941,727
Morgan Stanley[2], (3 mo. LIBOR US + 1.220%), 3.958%, 5/8/2024	A3	2,670,000	2,689,969

			3,631,696

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	Baa3	1,810,000	1,820,083

1

Investment Portfolio - March 31, 2019

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 1.0%
Prudential Financial, Inc.[3], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	Baa2		$1,710,000	$1,808,325

Total Financials				18,232,847

Health Care - 1.0%
Health Care Providers & Services - 1.0%
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 5.625%, 7/31/2019	Baa3		1,760,000	1,771,316

Industrials - 2.8%
Industrial Conglomerates - 0.8%
General Electric Co.[3,5], (3 mo. LIBOR US + 3.330%), 5.00%	Baa3		1,590,000	1,485,060

Machinery - 1.0%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	Baa3		1,820,000	1,822,275

Trading Companies & Distributors - 1.0%
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3		1,760,000	1,766,432

Total Industrials				5,073,767

Materials - 1.0%
Metals & Mining - 1.0%
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	Baa2		1,740,000	1,785,655

Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITS) - 0.2%
GTP Acquisition Partners I LLC[4] , 2.35%, 6/15/2020	Aaa		450,000	444,901

TOTAL CORPORATE BONDS
(Identified Cost $45,500,492)				46,064,441

ASSET-BACKED SECURITIES - 5.6%

BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa		278,483	277,270
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	WR	[6]	17,502	17,436
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A4, 3.561%, 7/15/2030	WR	[6]	434,164	433,271
Chesapeake Funding II LLC, Series 2017-2A, Class A1[4], 1.99%, 5/15/2029	Aaa		898,018	891,841
Chesapeake Funding II LLC, Series 2017-4A, Class A1[4], 2.12%, 11/15/2029	Aaa		345,486	342,113
CNH Equipment Trust, Series 2019-A, Class A1, 2.753%, 2/28/2020	Aaa		757,484	757,477
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	AAA	[7]	311,108	310,626
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[4], 1.74%, 2/22/2022	AAA	[7]	72,311	72,144

2

Investment Portfolio - March 31, 2019

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust, Series 2017-A, Class A3, 1.88%, 4/15/2020	AAA	[7]	$311,433	$311,242
Invitation Homes Trust, Series 2017-SFR2, Class A2,4, (1 mo. LIBOR US + 0.850%), 3.332%, 12/17/2036	Aaa		150,495	149,836
Invitation Homes Trust, Series 2017-SFR2, Class B2,4, (1 mo. LIBOR US + 1.150%), 3.632%, 12/17/2036	Aa2		115,000	114,922
Oxford Finance Funding LLC, Series 2019-1A, Class A2[4], 4.459%, 2/15/2027	WR	[6]	900,000	910,281
Progress Residential Trust, Series 2017-SFR2, Class A4, 2.897%, 12/17/2034	Aaa		400,000	396,624
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	Aaa		1,209,779	1,208,810
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[4], 2.14%, 9/25/2026	AA	[7]	75,683	75,488
SoFi Professional Loan Program LLC, Series 2014-A, Class A2[4], 3.02%, 10/25/2027	AAA	[7]	117,582	117,608
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B4, 2.49%, 1/25/2036	Aaa		992,858	983,257
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A4, 1.55%, 3/26/2040	Aaa		41,575	41,414
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A4, 1.75%, 7/25/2040	AAA	[7]	136,644	135,816
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX4, 2.05%, 1/25/2041	Aaa		86,668	86,136
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX4, 2.84%, 1/25/2041	Aaa		150,000	149,087
SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX4, 3.08%, 1/25/2048	Aaa		515,270	516,565
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	WR	[6]	95,530	94,895
Towd Point Mortgage Trust, Series 2017-1, Class A1[4,8], 2.75%, 10/25/2056	Aaa		447,528	442,527
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,4], (1 mo. LIBOR US + 1.000%), 3.486%, 10/25/2048	Aaa		442,578	442,578
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	Aaa		495,962	489,631
Tricon American Homes Trust, Series 2017-SFR2, Class A4, 2.928%, 1/17/2036	Aaa		498,746	493,265

TOTAL ASSET-BACKED SECURITIES (Identified Cost $10,277,001)				10,262,160

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.6%

Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	AA	[7]	22,219	22,370
BWAY Mortgage Trust, Series 2015-1740, Class A4, 2.917%, 1/10/2035	AAA	[7]	400,000	397,758
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A4, 3.531%, 10/15/2034	Aaa		570,000	581,552

3

Investment Portfolio - March 31, 2019

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CIM Trust, Series 2019-INV1, Class A1[4,8], 4.00%, 2/25/2049	Aaa		$365,000	$370,946
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A4, 3.178%, 2/10/2035	WR	[6]	400,000	404,140
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1[4,8], 3.50%, 8/25/2043	AAA	[7]	795,463	797,510
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,8], 2.50%, 5/25/2043	AAA	[7]	249,625	238,601
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,8], 2.13%, 2/25/2043	AAA	[7]	172,152	165,774
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	Aaa		660,115	672,670
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	WR	[6]	13,675	13,615
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[8], 1.15%, 4/25/2021	Aaa		6,941,399	142,040
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[8], 1.479%, 10/25/2021	Aaa		1,064,448	34,715
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.44%, 6/25/2022	Aaa		8,977,400	352,180
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.195%, 4/25/2023	Aaa		13,408,153	95,903
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[8], 0.103%, 5/25/2023	Aaa		7,864,767	34,931
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	Aaa		809,042	833,717
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	Aaa		798,836	831,639
FREMF Mortgage Trust, Series 2011-K15, Class B4,8, 4.949%, 8/25/2044	WR	[6]	170,000	177,095
FREMF Mortgage Trust, Series 2012-K711, Class B4,8, 3.519%, 8/25/2045	WR	[6]	450,000	449,650
FREMF Mortgage Trust, Series 2013-K712, Class B4,8, 3.359%, 5/25/2045	AA	[7]	360,000	359,767
FREMF Mortgage Trust, Series 2014-K715, Class B4,8, 3.976%, 2/25/2046	A1		465,000	472,347
FREMF Mortgage Trust, Series 2015-K42, Class B4,8, 3.851%, 12/25/2024	A3		380,000	385,140
FREMF Mortgage Trust, Series 2015-K43, Class B4,8, 3.734%, 2/25/2048	WR	[6]	400,000	405,128
FREMF Mortgage Trust, Series 2015-K720, Class B4,8, 3.39%, 7/25/2022	Baa1		340,000	342,713
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[4,8], 3.382%, 12/15/2034	AA	[7]	400,000	398,317
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[4,8], 3.382%, 12/15/2034	BBB	[7]	220,000	218,651
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	Aaa		467,822	451,334
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[4], 4.07%, 11/15/2043	AAA	[7]	173,379	175,396

4

Investment Portfolio - March 31, 2019

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,8], 3.00%, 3/25/2043	WR6	$121,413	$120,346
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,8], 3.50%, 5/25/2043	AAA[7]	134,429	134,003
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,8], 3.00%, 6/25/2029	AAA[7]	161,543	161,685
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[4,8], 3.50%, 8/25/2047	Aaa	781,113	781,480
JP Morgan Mortgage Trust, Series 2017-6, Class A3[4,8], 3.50%, 12/25/2048	Aaa	310,891	309,906
JP Morgan Mortgage Trust, Series 2017-6, Class A5[4,8], 3.50%, 12/25/2048	Aaa	516,195	516,437
New Residential Mortgage Loan Trust, Series 2014-1A, Class A4,8, 3.75%, 1/25/2054	AAA[7]	280,086	282,874
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,8], 3.75%, 11/25/2054	AA7	126,292	127,498
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,8], 3.75%, 8/25/2055	Aaa	273,681	276,753
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[4,8], 3.75%, 11/25/2056	AAA[7]	229,298	231,656
OBP Depositor LLC Trust, Series 2010-OBP, Class A4, 4.646%, 7/15/2045	AAA[7]	100,000	101,209
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	Aaa	425,426	423,852
Sequoia Mortgage Trust, Series 2012-3, Class A1[8], 3.50%, 7/25/2042	Aaa	355,532	358,755
Sequoia Mortgage Trust, Series 2013-7, Class A2[8], 3.00%, 6/25/2043	AAA[7]	141,163	138,788
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	Aaa	194,529	191,992
Starwood Retail Property Trust, Series 2014-STAR, Class A2,4, (1 mo. LIBOR US + 1.220%), 3.704%, 11/15/2027	AAA[7]	369,413	368,509
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,8], 2.50%, 10/25/2056	Aaa	519,291	510,191
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	Aaa	800,000	811,157
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	AA7	245,000	247,486
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,4, (1 mo. LIBOR US + 1.050%), 3.534%, 12/15/2033	AAA[7]	415,000	413,202
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	Aaa	275,000	279,099
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,8], 4.869%, 2/15/2044	Aaa	772,745	795,315
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,8], 3.50%, 1/20/2045	WR6	143,667	143,252

5

Investment Portfolio - March 31, 2019

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,8], 3.50%, 3/20/2045	Aaa	$121,838	$121,960

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $17,432,355)			17,673,004

FOREIGN GOVERNMENT BONDS - 1.9%

Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2	2,000,000	1,995,260
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2	1,000,000	994,059
Province of Ontario (Canada), 1.25%, 6/17/2019	Aa3	400,000	398,892

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $3,395,850)			3,388,211

U.S. TREASURY SECURITIES - 39.7%

U.S. Treasury Bonds - 13.0%
U.S. Treasury Bond, 6.25%, 5/15/2030		3,960,000	5,421,178
U.S. Treasury Bond, 4.75%, 2/15/2037		4,260,000	5,590,085
U.S. Treasury Bond, 2.50%, 2/15/2045		5,802,000	5,474,278
U.S. Treasury Bond, 3.00%, 5/15/2047		5,312,000	5,504,975
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042		1,932,721	1,880,453

Total U.S. Treasury Bonds (Identified Cost $23,252,128)			23,870,969

U.S. Treasury Notes - 26.7%

U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020		8,994,106	8,951,544
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023		1,919,280	1,897,327
U.S. Treasury Note, 1.75%, 4/30/2022		5,550,000	5,468,701
U.S. Treasury Note, 1.625%, 4/30/2023		5,419,000	5,289,029
U.S. Treasury Note, 2.00%, 4/30/2024		5,523,000	5,455,257
U.S. Treasury Note, 2.125%, 5/15/2025		5,438,000	5,381,283
U.S. Treasury Note, 1.625%, 5/15/2026		5,815,000	5,546,738
U.S. Treasury Note, 2.375%, 5/15/2027		5,440,000	5,445,525
U.S. Treasury Note, 2.75%, 2/15/2028		5,288,000	5,438,791

Total U.S. Treasury Notes (Identified Cost $47,948,030)			48,874,195

TOTAL U.S. TREASURY SECURITIES (Identified Cost $71,200,158)			72,745,164

U.S. GOVERNMENT AGENCIES - 15.4%

Mortgage-Backed Securities - 15.4%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		59,566	60,508
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		2,669	2,696
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		7,755	7,934

6

Investment Portfolio - March 31, 2019

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	$42,410	$43,120
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	9,145	9,358
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	73,559	74,740
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	7,907	8,231
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033	780,221	804,033
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	85,509	89,913
Fannie Mae, Pool #828377, 5.50%, 6/1/2035	310,416	341,447
Fannie Mae, Pool #MA2587, 3.50%, 4/1/2036	638,672	653,225
Fannie Mae, Pool #889494, 5.50%, 1/1/2037	295,920	324,745
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	43,238	46,728
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	125,713	138,692
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	44,043	48,249
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	114,309	118,565
Fannie Mae, Pool #AH3858, 4.50%, 8/1/2041	492,661	520,869
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	157,668	163,530
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	2,285,015	2,330,056
Fannie Mae, Pool #AX1685, 3.50%, 11/1/2044	1,189,083	1,215,759
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	311,324	327,671
Fannie Mae, Pool #AY8604, 3.50%, 4/1/2045	256,220	260,642
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	847,762	877,422
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	140,867	143,255
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	119,017	123,035
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	364,746	363,635
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	305,880	316,207
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	1,037,634	1,034,473
Fannie Mae, Pool #BD1191, 3.50%, 1/1/2047	504,537	512,519
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	269,718	284,521
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	963,835	1,019,388
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048	571,039	597,341
Fannie Mae, Pool #BK9366, 4.50%, 8/1/2048	426,330	445,968
Fannie Mae, Pool #BK9598, 4.50%, 8/1/2048	396,564	414,810
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	382,633	404,805
Fannie Mae, Pool #CA2373, 5.00%, 9/1/2048	832,948	881,214
Fannie Mae, Pool #BN0622, 4.50%, 1/1/2049	783,186	817,941
Fannie Mae, Pool #AL8674, 5.651%, 1/1/2049	599,924	660,543
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	5,267	5,286
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	10,353	10,593
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	7,232	7,446
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	5,877	6,088
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	10,137	10,475
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	118,640	124,809
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	108,164	113,924
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	127,140	133,903

7

Investment Portfolio - March 31, 2019

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	$132,967	$140,044
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	660,053	675,596
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	92,299	101,385
Freddie Mac, Pool #G08268, 5.00%, 5/1/2038	729,585	785,903
Freddie Mac, Pool #G05275, 5.50%, 2/1/2039	257,203	280,799
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	45,384	49,365
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	321,357	340,302
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	871,571	922,960
Freddie Mac, Pool #G60513, 5.00%, 7/1/2041	742,223	799,580
Freddie Mac, Pool #G60071, 4.50%, 7/1/2042	324,691	343,813
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	206,732	211,289
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	411,787	426,504
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	799,798	829,762
Freddie Mac, Pool #Q37857, 4.00%, 12/1/2045	701,148	724,231
Freddie Mac, Pool #G60855, 4.50%, 12/1/2045	315,149	330,576
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	864,631	897,923
Freddie Mac, Pool #Q47544, 4.00%, 3/1/2047	990,098	1,031,351
Freddie Mac, Pool #Q47130, 4.50%, 4/1/2047	372,494	390,504
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	372,690	392,158
Freddie Mac, Pool #Q59744, 4.50%, 11/1/2048	1,120,006	1,172,691
Freddie Mac, Pool #G61887, 5.00%, 2/1/2049	525,891	556,734

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $28,287,588)		28,303,782

SHORT-TERM INVESTMENT - 2.4%

Dreyfus Government Cash Management, Institutional Shares, 2.34%[9], (Identified Cost $4,345,445)	4,345,445	4,345,445

TOTAL INVESTMENTS - 99.7% (Identified Cost $180,438,889)		182,782,207
OTHER ASSETS, LESS LIABILITIES - 0.3%		489,783

NET ASSETS - 100%		$183,271,990

IO - Interest only

[1]	Credit ratings from Moody’s (unaudited).
[2]	Floating rate security. Rate shown is the rate in effect as of March 31, 2019.
[3]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2019.
[4]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $22,222,909 or 12.1% of the Series’ net assets as of March 31, 2019.

[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Credit rating has been withdrawn. As of March 31, 2019, there is no rating available (unaudited).
[7]	Credit ratings from S&P (unaudited).

8

Investment Portfolio - March 31, 2019

(unaudited)

[8]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2019.

[9]	Rate shown is the current yield as of March 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$101,048,946	$—	$101,048,946	$—
Corporate debt:
Communication Services	6,661,399	—	6,661,399	—
Consumer Discretionary	5,035,707	—	5,035,707	—
Energy	7,058,849	—	7,058,849	—
Financials	18,232,847	—	18,232,847	—
Health Care	1,771,316	—	1,771,316	—
Industrials	5,073,767	—	5,073,767	—
Materials	1,785,655	—	1,785,655	—
Real Estate	444,901	—	444,901	—
Asset-backed securities	10,262,160	—	10,262,160	—
Commercial mortgage-backed securities	17,673,004	—	17,673,004	—
Foreign government bonds	3,388,211	—	3,388,211	—
Mutual fund	4,345,445	4,345,445	—	—

Total assets	$182,782,207	$4,345,445	$178,436,762	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or March 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

9

Investment Portfolio - March 31, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 96.3%
ALASKA - 0.2%

Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	A1		$500,000	$544,590

ARIZONA - 4.6%

Maricopa County Unified School District No. 89-Dysart, G.O. Bond	5.000%	7/1/2026	A	[2]	1,000,000	1,151,780
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2		1,050,000	1,192,569
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2		1,200,000	1,396,092
Mesa, Multiple Utility Impt., Revenue Bond	3.000%	7/1/2039	Aa2		1,525,000	1,486,570
Pima County Sewer System, Series A, Revenue Bond	5.000%	7/1/2019	AA	[2]	1,000,000	1,008,700
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA	[2]	1,400,000	1,460,284
Pima County, Public Impt., Series A, G.O. Bond	4.000%	7/1/2028	AA	[2]	2,045,000	2,209,459
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1		400,000	422,912
Tucson Water System Revenue, Water Utility Impt., Revenue Bond	5.000%	7/1/2021	Aa2		1,000,000	1,075,950
Tucson Water System Revenue, Water Utility Impt., Revenue Bond	5.000%	7/1/2030	Aa2		1,575,000	1,921,500
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA	[2]	460,000	483,327

						13,809,143

ARKANSAS - 0.3%
Beaver Water of Benton & Washington Counties, Revenue Bond	4.000%	11/15/2021	AA	[2]	1,000,000	1,038,930

COLORADO - 3.0%
Aurora Water, Green Bond, Revenue Bond	4.000%	8/1/2046	AA	[2]	2,000,000	2,116,080
Boulder County, Series A, Revenue Bond	5.000%	7/15/2026	AA	[2]	1,000,000	1,218,680
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1		1,500,000	1,534,425
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2		2,435,000	2,487,158
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa1		1,500,000	1,557,870

						8,914,213

1

Investment Portfolio - March 31, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
DISTRICT OF COLUMBIA - 2.7%

District of Columbia Water & Sewer Authority, Series A, Revenue Bond	5.000%	10/1/2029	Aa2	$1,380,000	$1,647,858
District of Columbia Water & Sewer Authority, Series B, Revenue Bond	5.000%	10/1/2036	Aa2	900,000	1,038,006
District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa2	1,000,000	1,115,410
District of Columbia, Public Impt., Series C, Revenue Bond	5.000%	12/1/2021	Aa1	2,120,000	2,306,263
District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2026	Aaa	750,000	913,020
District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2035	Aaa	1,000,000	1,191,070

					8,211,627

FLORIDA - 6.8%

Daytona Beach Utility System, Water Utility Impt., Revenue Bond, AGM	5.000%	11/1/2019	A1	1,010,000	1,029,574
Florida State, G.O. Bond	3.500%	7/1/2046	Aaa	2,000,000	2,039,220
Florida’s Turnpike Enterprise, Series C, Revenue Bond	5.000%	7/1/2019	Aa2	920,000	927,820
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,620,350
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	9/1/2026	Aa1	960,000	954,490
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	3/1/2027	Aa1	995,000	980,841
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	798,361
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	A3	2,000,000	2,029,940
JEA Electric System, Swap Termination, Series B, Revenue Bond	5.000%	10/1/2019	A3	1,500,000	1,522,455
JEA Water & Sewer System, Series A, Revenue Bond	5.000%	10/1/2027	A2	1,000,000	1,211,600
Miami-Dade County, Water & Sewer System, Revenue Bond	5.000%	10/1/2023	Aa3	2,000,000	2,289,800
Miami-Dade County, Water & Sewer System, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3	500,000	509,075
Okaloosa County, Water & Sewer, Revenue Bond	5.000%	7/1/2023	Aa3	2,065,000	2,341,751
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A1	500,000	504,185
Orlando-Orange County Expressway Authority, Swap Termination, Series B, Revenue Bond	5.000%	7/1/2020	A1	1,165,000	1,213,988
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1	500,000	568,525

					20,541,975

2

Investment Portfolio - March 31, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
GEORGIA - 2.7%

Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa2		$1,160,000	$1,183,235
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3		500,000	508,560
Georgia State, Series E, G.O. Bond	5.000%	12/1/2025	Aaa		4,000,000	4,836,360
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1		485,000	493,546
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1		1,000,000	1,047,390

						8,069,091

HAWAII - 1.6%
Honolulu County Wastewater System, Series B, Revenue Bond	5.000%	7/1/2027	Aa2		1,580,000	1,916,524
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3		1,000,000	1,008,670
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa3		1,750,000	1,988,385

						4,913,579

ILLINOIS - 1.7%
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA	[2]	500,000	519,240
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA	[2]	625,000	654,937
Central Lake County Joint Action Water Agency, Prerefunded Balance, Revenue Bond	4.000%	5/1/2019	WR	[3]	10,000	10,020
Central Lake County Joint Action Water Agency, Unrefunded Balance, Revenue Bond	4.000%	5/1/2019	Aa2		750,000	751,425
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1		2,000,000	2,323,700
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	Aa3		1,000,000	1,022,410

						5,281,732

INDIANA - 0.5%
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3		745,000	750,357
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1		750,000	763,642

						1,513,999

3

Investment Portfolio - March 31, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
IOWA - 0.8%

Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2		$2,000,000	$2,296,520

KANSAS - 2.6%

Kansas Development Finance Authority, Prerefunded Balance, Revenue Bond	5.000%	11/15/2020	WR	[3]	20,000	20,403
Kansas Development Finance Authority, Unrefunded Balance, Revenue Bond	5.000%	11/15/2020	Aa2		480,000	490,253
Kansas Turnpike Authority, Series A, Revenue Bond	5.000%	9/1/2019	AA	[2]	2,965,000	3,006,984
Topeka Combined Utility, Series A, Revenue Bond	4.000%	8/1/2019	Aa3		845,000	851,777
Wichita, Water & Sewer Utility, Series B, Revenue Bond	5.000%	10/1/2019	AA	[2]	2,000,000	2,034,040
Wyandotte County-Kansas City Unified Government
Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A2		1,495,000	1,564,682

						7,968,139

KENTUCKY - 0.6%

Kentucky Turnpike Authority, Series A, Revenue Bond	5.000%	7/1/2019	Aa3		500,000	504,075
Louisville & Jefferson County, Sewer Impt., Series A, Revenue Bond	5.000%	5/15/2024	Aa3		1,070,000	1,240,055

						1,744,130

LOUISIANA - 1.1%

Lafayette Utilities, Water & Sewer Impt., Revenue Bond	5.000%	11/1/2019	A1		990,000	1,009,008
New Orleans, Sewer Impt., Revenue Bond	5.000%	6/1/2021	A	[2]	600,000	639,168
New Orleans, Water Utility Impt., Revenue Bond	5.000%	12/1/2020	A	[2]	1,700,000	1,789,029

						3,437,205

MAINE - 0.7%

Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2		570,000	605,123
Maine, Public Impt., Series B, G.O. Bond	5.000%	6/1/2021	Aa2		1,355,000	1,454,525

						2,059,648

MARYLAND - 1.8%

Baltimore, Wastewater Projects, Series C, Revenue Bond	5.000%	7/1/2026	Aa2		815,000	989,410

4

Investment Portfolio - March 31, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MARYLAND (continued)

Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2	$500,000	$504,060
Maryland, Series 2-C, G.O. Bond	5.000%	8/1/2021	Aaa	1,000,000	1,079,880
Montgomery County, Public Impt., Series A, G.O. Bond	5.000%	11/1/2032	Aaa	2,365,000	2,927,373

					5,500,723

MASSACHUSETTS - 4.2%
Boston, Public Impt., Series A, G.O. Bond	5.000%	5/1/2037	Aaa	5,000,000	6,057,500
Commonwealth of Massachusetts, Series C, G.O. Bond	3.625%	10/1/2040	Aa1	3,000,000	3,018,060
Massachusetts Water Resources Authority, Series B, Revenue Bond, AGM	5.250%	8/1/2032	Aa1	970,000	1,289,256
North Reading, School Impt., G.O. Bond	5.000%	5/15/2035	Aa2	2,000,000	2,182,040

					12,546,856

MICHIGAN - 1.1%
Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA2	1,000,000	1,018,330
Ann Arbor Sewage Disposal System, Revenue Bond	2.000%	7/1/2027	AA2	820,000	810,365
Walled Lake Consolidated School District, G.O. Bond	5.000%	5/1/2019	Aa1	1,000,000	1,002,720
West Ottawa Public Schools, Series I, G.O. Bond	5.000%	5/1/2019	Aa2	400,000	401,108

					3,232,523

MINNESOTA - 0.8%
Minnesota State, Series D, G.O. Bond	5.000%	8/1/2024	Aa1	2,000,000	2,343,500

MISSOURI - 1.9%
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	1/1/2025	Aa2	750,000	843,338
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	1/1/2027	Aa2	1,590,000	1,859,346
Metropolitan St Louis Sewer District, Sewer Impt., Series C, Revenue Bond	4.000%	5/1/2041	Aa1	2,000,000	2,120,840
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA2	220,000	220,062
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2	725,000	743,770

					5,787,356

5

Investment Portfolio - March 31, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEBRASKA - 1.8%
Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA2	$2,000,000	$2,164,300
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1	1,000,000	1,025,360
Omaha Public Power District, Series A, Revenue Bond	5.000%	2/1/2030	Aa2	1,000,000	1,186,810
Omaha Public Power District, Series A, Revenue Bond	5.000%	2/1/2031	Aa2	900,000	1,097,433

					5,473,903

NEVADA - 0.5%
Clark County, Stadium Impt., Series A, G.O. Bond	5.000%	6/1/2036	Aa1	1,155,000	1,386,346

NEW HAMPSHIRE - 0.9%
New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1	2,575,000	2,647,332

NEW JERSEY - 0.2%
New Jersey State Turnpike Authority, Unrefunded Balance, Series H, Revenue Bond	5.000%	1/1/2020	A2	560,000	561,417

NEW MEXICO - 1.2%
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2	1,250,000	1,385,237
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	2,000,000	2,276,840

					3,662,077

NEW YORK - 12.4%
Metropolitan Transportation Authority, Series D-1, Revenue Bond	5.000%	11/15/2024	A1	1,385,000	1,604,827
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1	1,315,000	1,342,102
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2	1,000,000	1,000,000
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries C-2, Revenue Bond	5.000%	5/1/2037	Aa1	2,740,000	3,267,724
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries F-3, Revenue Bond	3.000%	2/1/2037	Aa1	3,000,000	2,982,660
New York City Water & Sewer System, Series EE, Revenue Bond	5.000%	6/15/2040	Aa1	3,500,000	4,128,740

6

Investment Portfolio - March 31, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York City Water & Sewer System, Water Utility Impt., Series DD, Revenue Bond	5.000%	6/15/2047	Aa1	$3,000,000	$3,467,610
New York City, Public Impt., Series F-1, G.O. Bond	5.000%	6/1/2024	Aa1	2,880,000	3,350,390
New York City, Series 1, G.O. Bond	5.000%	8/1/2020	Aa1	1,000,000	1,045,510
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa1	2,000,000	2,280,900
New York City, Series A, G.O. Bond	5.000%	8/1/2023	Aa1	2,000,000	2,280,900
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2	860,000	979,402
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3	420,000	433,184
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	2/15/2028	Aa1	2,950,000	3,385,272
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1	765,000	864,136
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3	725,000	736,484
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3	920,000	972,376
Triborough Bridge & Tunnel Authority, Subseries A, Revenue Bond	5.000%	11/15/2023	A1	2,805,000	3,189,790

					37,312,007

NORTH CAROLINA - 3.1%
Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa	1,400,000	1,480,668
Charlotte, Water & Sewer System, Revenue Bond	4.000%	7/1/2047	Aaa	2,000,000	2,148,420
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA2	580,000	609,679
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2	400,000	410,052
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2024	A2	3,000,000	3,453,390
North Carolina, Series C, G.O. Bond	5.000%	5/1/2021	Aaa	1,200,000	1,286,652

					9,388,861

OHIO - 4.7%
American Municipal Power, Inc., Fremont Energy Center Project, Prerefunded Balance, Series B, Revenue Bond	5.000%	2/15/2023	A1	1,895,000	2,075,518
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	Aaa	500,000	614,440
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	Aaa	1,000,000	1,204,900
Columbus, Sewer Impt., Revenue Bond	5.000%	6/1/2026	Aa1	520,000	610,516

7

Investment Portfolio - March 31, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
OHIO (continued)
Ohio State Turnpike Commission, Series A, Revenue Bond	5.250%	2/15/2027	Aa2	$600,000	$748,536
Ohio State, Public Impt., Series B, G.O. Bond	3.000%	9/1/2021	Aa1	2,000,000	2,069,360
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1	4,200,000	4,655,112
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3	1,010,000	1,031,382
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3	610,000	661,423
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2	610,000	642,977

					14,314,164

OKLAHOMA - 1.6%
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3	2,750,000	2,821,198
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2022	Aa3	2,000,000	2,117,080

					4,938,278

OREGON - 5.8%
Bend, Water Utility Impt., Revenue Bond	5.000%	12/1/2030	Aa2	1,435,000	1,708,353
Clackamas County Service District No. 1, Sewer Impt., Revenue Bond	2.000%	12/1/2029	AAA[2]	1,000,000	974,700
Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA2	440,000	445,610
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2	225,000	225,792
Oregon, Correctional Facility Impt., Series A, G.O. Bond	5.000%	5/1/2043	Aa1	2,500,000	2,964,325
Portland Building Project, Series B, G.O. Bond	5.000%	6/15/2038	Aaa	4,000,000	4,824,800
Portland Sewer System, Series A, Revenue Bond	5.000%	8/1/2019	Aa2	1,285,000	1,299,700
Portland Sewer System, Series A, Revenue Bond	5.000%	6/15/2026	Aa1	2,480,000	3,023,145
Portland Sewer System, Series B, Revenue Bond	2.125%	6/15/2030	Aa2	1,000,000	977,090
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa1	1,015,000	1,100,128

					17,543,643

PENNSYLVANIA - 3.4%
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Revenue Bond	5.000%	8/15/2019	A1	640,000	647,942

8

Investment Portfolio - March 31, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

PENNSYLVANIA (continued)

Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	12/1/2019	A1	$1,500,000	$1,533,210
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA2	1,000,000	1,053,970
Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1	1,200,000	1,376,172
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2019	A1	1,050,000	1,061,109
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2020	A1	1,000,000	1,022,270
Philadelphia, Water & Wastewater, Swap Termination, Series A, Revenue Bond, AGM	5.000%	6/15/2019	A1	1,000,000	1,006,840
Pittsburgh Water & Sewer Authority, Prerefunded Balance, Series B, Revenue Bond, AGM	5.000%	9/1/2019	A2	1,000,000	1,014,330
University Area Joint Authority, Revenue Bond, AGM	2.250%	11/1/2027	AA2	1,500,000	1,477,500

					10,193,343

SOUTH CAROLINA - 0.4%
Charleston, Waterworks & Sewer System, Prerefunded Balance, Revenue Bond	5.000%	1/1/2022	Aaa	530,000	562,144
Greenwood Metropolitan District, Sewer Impt., Revenue Bond	5.000%	10/1/2026	Aa3	500,000	605,530

					1,167,674

TENNESSEE - 1.7%
Knoxville Electric System Revenue, Electric Light & Power Impt., Series II, Revenue Bond	3.000%	7/1/2028	Aa2	1,090,000	1,137,393
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2	800,000	884,944
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2	705,000	778,440
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2	685,000	701,817
Knoxville Wastewater System, Sewer Impt., Series B, Revenue Bond	4.000%	4/1/2024	Aa2	400,000	427,324
Memphis, Public Impt., G.O. Bond	4.000%	6/1/2044	Aa2	1,095,000	1,153,692

					5,083,610

TEXAS - 7.6%
Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	Aa3	1,600,000	1,687,648
Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	Aa3	500,000	559,235

9

Investment Portfolio - March 31, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

TEXAS (continued)

Austin Water & Wastewater System, Revenue Bond	5.000%	11/15/2026	Aa2	$1,500,000	$1,834,620
Fort Worth Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1	550,000	566,555
Fort Worth Water & Sewer System, Water Utility Impt., Revenue Bond	4.000%	2/15/2043	Aa1	2,000,000	2,120,700
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1	500,000	507,550
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond	5.000%	8/15/2023	Aa2	600,000	683,868
Houston Combined Utility System, Multi Utility Impt., Series D, Revenue Bond	5.000%	11/15/2025	Aa2	1,265,000	1,484,149
Houston Combined Utility System, Series D, Revenue Bond	5.000%	11/15/2043	Aa2	2,000,000	2,366,200
Metropolitan Transit Authority of Harris County, Transit Impt., Prerefunded Balance, Revenue Bond	5.000%	11/1/2019	Aa2	845,000	862,322
North Texas Municipal Water District, Sewer Impt., Revenue Bond	3.500%	6/1/2035	Aa2	1,000,000	1,026,920
North Texas Municipal Water District, Water Utility Impt., Revenue Bond	5.000%	9/1/2023	Aa2	2,535,000	2,894,945
North Texas Tollway Authority, Series A, Revenue Bond	5.000%	1/1/2026	A1	500,000	570,655
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2026	Aa2	500,000	603,690
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2032	Aa2	2,170,000	2,551,399
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bond	5.000%	8/1/2024	AAA[2]	2,200,000	2,511,960

					22,832,416

UTAH - 0.6%
Central Utah Water Conservancy District, Series B, Revenue Bond	5.000%	10/1/2025	AA2	500,000	599,280
Provo Energy System Revenue, Series A, Revenue Bond, BAM	5.000%	2/1/2026	AA2	975,000	1,139,375

					1,738,655

VIRGINIA - 1.2%
Norfolk Water & Sewer System, Revenue Bond	5.000%	11/1/2029	AA2	2,000,000	2,474,380
Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa	1,290,000	1,312,472

					3,786,852

10

Investment Portfolio - March 31, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

WASHINGTON - 8.1%
Everett Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA2	$1,330,000	$1,405,730
King County School District No. 414 Lake Washington, School Impt., Series E, G.O. Bond	5.000%	12/1/2031	Aaa	2,000,000	2,405,600
King County Sewer Revenue, Series B, Revenue Bond	5.000%	1/1/2020	Aa1	750,000	769,358
King County, Series E, G.O. Bond	5.000%	6/1/2022	Aaa	2,000,000	2,211,740
Seattle Municipal Light & Power, Series A, Revenue Bond	5.000%	6/1/2019	Aa2	1,675,000	1,684,514
Seattle Water System Revenue, Revenue Bond	5.000%	5/1/2026	Aa1	4,000,000	4,743,720
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1	2,000,000	2,164,300
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	4.000%	4/1/2034	Aa1	2,435,000	2,637,665
Tacoma, Sewer Impt., Revenue Bond	4.000%	12/1/2019	Aa2	1,095,000	1,113,068
Washington State, Series 2011-A, G.O. Bond	5.000%	1/1/2020	Aa1	2,000,000	2,052,680
Washington State, Series B, G.O. Bond	5.000%	2/1/2027	Aa1	2,675,000	3,154,628

					24,343,003

WISCONSIN - 1.4%
Milwaukee Sewerage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa3	470,000	503,896
Milwaukee Sewerage System, Sewer Impt., Series S7, Revenue Bond	3.000%	6/1/2031	AA2	1,000,000	1,007,830
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1	510,000	512,514
WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1	2,000,000	2,082,320

					4,106,560

TOTAL MUNICIPAL BONDS
(Identified Cost $285,858,235)					290,235,620

U.S. GOVERNMENT AGENCIES - 0.3%

Other Agencies - 0.3%
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class ACA	3.35%	11/25/2033		500,000	515,645
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class AUS	3.40%	1/25/2036		500,000	517,105

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $1,016,970)					1,032,750

11

Investment Portfolio - March 31, 2019

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT SECURITIES - 0.9%
U.S. Treasury Bill - 0.9%
U.S. Treasury Bill
(Identified Cost $2,793,335)	2.27%[4]	5/9/2019	$2,800,000	$2,793,010

SHORT-TERM INVESTMENT - 1.8%
Dreyfus Government Cash Management, Institutional Shares (Identified Cost $5,271,834)	2.34%[5]		5,271,834	5,271,834

TOTAL INVESTMENTS - 99.3% (Identified Cost $294,940,374)				299,333,214
OTHER ASSETS, LESS LIABILITIES - 0.7%				2,192,444

NET ASSETS - 100%				$301,525,658

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]	Credit rating has been withdrawn. As of March 31, 2019, there is no rating available (unaudited).
[4]	Represents the annualized yield at time of purchase.
[5]	Rate shown is the current yield as of March 31, 2019.

12

Investment Portfolio - March 31, 2019

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$290,235,620	$—	$290,235,620	$—
U.S Treasury and other U.S Goverment agencies	3,825,760	—	3,825,760	—
Mutual fund	5,271,834	5,271,834	—	—

Total assets	$299,333,214	$5,271,834	$294,061,380	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or March 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

13

Investment Portfolio - March 31, 2019

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 96.0%
Communication Services - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	23,115	$1,366,790

Consumer Discretionary - 5.4%
Multiline Retail - 4.2%
B&M European Value Retail S.A. (United Kingdom)	152,510	742,919
Dollar General Corp.	10,755	1,283,071
Target Corp.	14,275	1,145,712

		3,171,702

Specialty Retail - 1.2%
O’Reilly Automotive, Inc.*	2,285	887,265

Total Consumer Discretionary		4,058,967

Consumer Staples - 7.3%
Beverages - 3.6%
Diageo plc (United Kingdom)	20,910	855,685
Molson Coors Brewing Co. - Class B	13,905	829,433
PepsiCo, Inc.	7,860	963,243

		2,648,361

Food Products - 2.9%
J&J Snack Foods Corp.	6,250	992,750
Mondelez International, Inc. - Class A	23,460	1,171,123

		2,163,873

Household Products - 0.8%
Colgate-Palmolive Co.	9,095	623,371

Total Consumer Staples		5,435,605

Energy - 11.1%
Oil, Gas & Consumable Fuels - 11.1%
BP plc - ADR (United Kingdom)	33,640	1,470,741
Chevron Corp.	11,035	1,359,291
Exxon Mobil Corp.	42,080	3,400,064
Hess Corp.	22,370	1,347,345
Royal Dutch Shell plc - Class B - ADR (Netherlands)	11,045	706,328

Total Energy		8,283,769

Financials - 20.1%
Banks - 12.7%
Bank of America Corp.	86,120	2,376,051
Citigroup, Inc.	31,300	1,947,486
JPMorgan Chase & Co.	23,285	2,357,141
KeyCorp.	35,300	555,975
The PNC Financial Services Group, Inc.	3,265	400,485

1

Investment Portfolio - March 31, 2019

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Regions Financial Corp.	22,240	$314,696
Wells Fargo & Co.	30,110	1,454,915

		9,406,749

Capital Markets - 3.2%
Ares Management Corp. - Class A	23,415	543,462
Barings BDC, Inc.	37,275	365,668
BlackRock, Inc.	1,230	525,665
The Blackstone Group LP	27,115	948,212

		2,383,007

Insurance - 4.2%
The Allstate Corp.	4,315	406,386
Arthur J. Gallagher & Co.	6,820	532,642
Chubb Ltd.	4,410	617,753
Lincoln National Corp.	5,755	337,818
Old Republic International Corp.	20,890	437,019
Principal Financial Group, Inc.	6,370	319,710
Willis Towers Watson plc	2,830	497,090

		3,148,418

Total Financials		14,938,174

Health Care - 10.6%
Health Care Equipment & Supplies - 1.4%

Medtronic plc	11,065	1,007,800

Pharmaceuticals - 9.2%
AstraZeneca plc (United Kingdom)	6,270	500,483
Bristol-Myers Squibb Co.	11,050	527,196
GlaxoSmithKline plc (United Kingdom)	18,370	381,653
Johnson & Johnson	18,280	2,555,361
Merck & Co., Inc.	16,070	1,336,542
Novartis AG - ADR (Switzerland)	8,160	784,502
Sanofi (France)	8,870	784,326

		6,870,063

Total Health Care		7,877,863

Industrials - 11.0%
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. - Class B	8,410	939,733

Building Products - 1.9%

Johnson Controls International plc	37,770	1,395,224

2

Investment Portfolio - March 31, 2019

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Commercial Services & Supplies - 3.8%
Covanta Holding Corp.	62,950	$1,089,664
Waste Management, Inc.	16,875	1,753,481

		2,843,145

Construction & Engineering - 0.7%
Comfort Systems USA, Inc.	10,720	561,622

Industrial Conglomerates - 0.8%
3M Co	2,850	592,173

Machinery - 0.7%
Mueller Water Products, Inc. - Class A	52,385	525,945

Road & Rail - 1.8%
Kansas City Southern	11,845	1,373,783

Total Industrials		8,231,625

Information Technology - 7.7%
Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	53,930	2,896,041

Software - 2.5%
Microsoft Corp.	15,745	1,856,965

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	5,330	1,012,434

Total Information Technology		5,765,440

Materials - 8.8%
Chemicals - 3.5%
DowDuPont, Inc.	13,186	702,945
FMC Corp.	14,840	1,140,009
RPM International, Inc.	13,075	758,873

		2,601,827

Containers & Packaging - 5.3%
Graphic Packaging Holding Co.	130,525	1,648,531
Sealed Air Corp.	22,845	1,052,241
Sonoco Products Co.	20,190	1,242,291

		3,943,063

Total Materials		6,544,890

Real Estate - 8.0%
Equity Real Estate Investment Trusts (REITS) - 8.0%
AvalonBay Communities, Inc.	2,465	494,800
Community Healthcare Trust, Inc.	11,680	419,195
Crown Castle International Corp.	7,960	1,018,880
Equinix, Inc.	2,030	919,915

3

Investment Portfolio - March 31, 2019

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Healthcare Realty Trust, Inc.	11,965	$384,196
Healthcare Trust of America, Inc. - Class A	13,105	374,672
Independence Realty Trust, Inc.	34,135	368,317
Jernigan Capital, Inc.	27,335	575,128
Lexington Realty Trust	40,260	364,756
Physicians Realty Trust	21,090	396,703
Plymouth Industrial REIT, Inc.	10,110	170,050
STAG Industrial, Inc.	14,905	441,933

Total Real Estate		5,928,545

Utilities - 4.2%
Electric Utilities - 0.8%
Exelon Corp.	11,800	591,534

Independent Power and Renewable Electricity Producers - 2.1%
Boralex, Inc. - Class A (Canada)	22,540	319,795
Innergex Renewable Energy, Inc. (Canada)	37,355	393,578
Northland Power, Inc. (Canada)	22,165	391,435
Pattern Energy Group, Inc. - Class A	21,310	468,820

		1,573,628

Multi-Utilities - 1.3%
CMS Energy Corp.	16,780	931,962

Total Utilities		3,097,124

TOTAL COMMON STOCKS (Identified Cost $59,913,644)		71,528,792

MUTUAL FUND - 1.2%
iShares Russell 1000 Value ETF (Identified Cost $843,930)	7,275	898,390

4

Investment Portfolio - March 31, 2019

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.3%
Dreyfus Government Cash Management, Institutional Shares, 2.34%[1], (Identified Cost $1,698,963)	1,698,963	$1,698,963

TOTAL INVESTMENTS - 99.5% (Identified Cost $62,456,537)		74,126,145
OTHER ASSETS, LESS LIABILITIES - 0.5%		359,399

NET ASSETS - 100%		$74,485,544

ADR - American Depositary Receipt

*	Non-income producing security.
[1]	Rate shown is the current yield as of March 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$1,366,790	$1,366,790	$—	$—
Consumer Discretionary	4,058,967	3,316,048	742,919	—
Consumer Staples	5,435,605	4,579,920	855,685	—
Energy	8,283,769	8,283,769	—	—
Financials	14,938,174	14,938,174	—	—
Health Care	7,877,863	6,211,401	1,666,462	—
Industrials	8,231,625	8,231,625	—	—
Information Technology	5,765,440	5,765,440	—	—
Materials	6,544,890	6,544,890	—	—
Real Estate	5,928,545	5,928,545	—	—
Utilities	3,097,124	3,097,124	—	—
Mutual funds	2,597,353	2,597,353	—	—

Total assets	$74,126,145	$70,861,079	$3,265,066	$—

5

Investment Portfolio - March 31, 2019

(unaudited)

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2018 or March 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - March 31, 2019

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 91.6%
Non-Convertible Corporate Bonds - 91.6%
Communication Services - 5.8%
Media - 2.1%
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	Ba3	$2,400,000	$2,352,000

Wireless Telecommunication Services - 3.7%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba2	2,935,000	2,912,987
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	Ba3	1,229,000	1,247,681

			4,160,668

Total Communication Services			6,512,668

Consumer Discretionary - 9.1%
Household Durables - 9.1%
Century Communities, Inc., 5.875%, 7/15/2025	B2	2,805,000	2,664,750
LGI Homes, Inc.[2], 6.875%, 7/15/2026	B1	1,960,000	1,955,100
Meritage Homes Corp., 5.125%, 6/6/2027	Ba2	1,335,000	1,294,550
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3	1,645,000	1,653,225
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B3	1,045,000	1,005,812
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	B3	1,620,000	1,547,100

Total Consumer Discretionary			10,120,537

Energy - 23.3%
Energy Equipment & Services - 4.0%
Nabors Industries, Inc., 5.50%, 1/15/2023	B1	1,360,000	1,298,120
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	B3	1,945,000	1,847,750
TerraForm Power Operating, LLC[2], 5.00%, 1/31/2028	B1	1,400,000	1,351,000

			4,496,870

Oil, Gas & Consumable Fuels - 19.3%
American Midstream Partners LP - American Midstream Finance Corp.[2], 9.50%, 12/15/2021	Caa2	1,985,000	1,826,200
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 3/1/2027	Ba3	1,200,000	1,218,000
Bruin E&P Partners, LLC[2], 8.875%, 8/1/2023	B3	1,275,000	1,220,813
DCP Midstream Operating LP2, 5.35%, 3/15/2020	Ba2	1,200,000	1,221,204
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR3	1,795,000	1,705,250
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR3	2,950,000	3,053,250
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	B1	1,450,000	1,392,000
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	B3	2,610,000	1,383,300
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	Caa2	1,175,000	1,139,750
NuStar Logistics LP, 6.75%, 2/1/2021	Ba2	1,135,000	1,180,400
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	Ba1	1,380,000	1,409,325
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	B3	1,774,000	1,754,042
Southwestern Energy Co.[4], 6.20%, 1/23/2025	Ba3	1,845,000	1,812,712

1

Investment Portfolio - March 31, 2019

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc.[2], 9.75%, 11/1/2023	B3	$1,150,000	$1,145,688

			21,461,934

Total Energy			25,958,804

Financials - 8.9%
Capital Markets - 2.2%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	B3	1,140,000	1,148,550
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	B2	1,260,000	1,276,128

			2,424,678

Consumer Finance - 2.2%
SLM Corp., 5.125%, 4/5/2022	Ba2	2,470,000	2,426,775

Diversified Financial Services - 4.5%
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	Ba2	1,720,000	1,726,450
FS Energy & Power Fund[2], 7.50%, 8/15/2023	Ba3	2,125,000	2,179,453
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	Ba3	1,115,000	1,145,663

			5,051,566

Total Financials			9,903,019

Health Care - 3.6%
Health Care Providers & Services - 2.6%
DaVita, Inc., 5.00%, 5/1/2025	Ba3	1,175,000	1,125,944
MEDNAX, Inc.[2], 6.25%, 1/15/2027	Ba2	1,795,000	1,812,950

			2,938,894

Pharmaceuticals - 1.0%
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[2], 8.75%, 11/1/2024	B1	1,000,000	1,086,250

Total Health Care			4,025,144

Industrials - 20.0%
Airlines - 1.2%
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	B1	1,265,000	1,280,686

Commercial Services & Supplies - 5.5%
The ADT Security Corp., 5.25%, 3/15/2020	Ba3	1,200,000	1,212,000
The ADT Security Corp., 4.125%, 6/15/2023	Ba3	1,110,000	1,070,595
Covanta Holding Corp., 6.00%, 1/1/2027	B1	1,140,000	1,140,000
Prime Security Services Borrower, LLC - Prime Finance, Inc.[2], 5.25%, 4/15/2024	Ba3	1,105,000	1,105,000
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	B3	1,585,000	1,660,287

			6,187,882

2

Investment Portfolio - March 31, 2019

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering - 1.9%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	B1	$2,160,000	$2,152,181

Marine - 5.6%
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	WR3	1,200,000	1,176,000
Borealis Finance, LLC[2], 7.50%, 11/16/2022	WR3	2,650,000	2,550,625
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	B3	2,515,000	2,483,562

			6,210,187

Trading Companies & Distributors - 5.8%
Aircastle Ltd., 6.25%, 12/1/2019	Baa3	1,295,000	1,318,684
Fortress Transportation & Infrastructure Investors, LLC[2], 6.50%, 10/1/2025	B1	2,000,000	1,975,000
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3	1,170,000	1,174,276
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	Ba2	1,980,000	1,970,100

			6,438,060

Total Industrials			22,268,996

Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B2	1,780,000	1,691,000

Materials - 11.1%
Chemicals - 1.0%
LSB Industries, Inc.[2], 9.625%, 5/1/2023	Caa1	1,140,000	1,180,128

Containers & Packaging - 1.5%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2], 6.00%, 2/15/2025	B3	1,660,000	1,660,000

Metals & Mining - 8.6%
First Quantum Minerals Ltd. (Zambia)[2], 7.25%, 4/1/2023	B3	1,285,000	1,256,088
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	B3	2,949,000	2,941,628
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022.	B3	3,195,000	2,811,600
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	B3	1,325,000	1,238,875
Techniplas LLC[2], 10.00%, 5/1/2020	Caa2	1,395,000	1,307,812

			9,556,003

Total Materials			12,396,131

Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITS) - 2.9%
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	B1	1,290,000	1,293,225
iStar, Inc., 5.25%, 9/15/2022	Ba3	2,025,000	1,987,031

Total Real Estate			3,280,256

3

Investment Portfolio - March 31, 2019

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities - 5.4%
Gas Utilities - 1.5%
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	B2	$1,712,000	$1,652,080

Independent Power and Renewable Electricity Producers - 3.9%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	B1	1,740,000	1,748,700
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	BB5	2,555,000	2,593,325

Total Utilities			5,994,105

Total Non-Convertible Corporate Bonds (Identified Cost $103,980,107)			102,150,660

MUTUAL FUNDS - 4.9%
iShares iBoxx High Yield Corporate Bond ETF		31,660	2,737,640
SPDR Bloomberg Barclays High Yield Bond ETF		76,135	2,738,576

TOTAL MUTUAL FUNDS (Identified Cost $5,456,733)			5,476,216

SHORT-TERM INVESTMENT - 8.6%
Dreyfus Government Cash Management, Institutional Shares, 2.34%[6], (Identified Cost $9,593,144)		9,593,144	9,593,144

TOTAL INVESTMENTS - 105.1% (Identified Cost $119,029,984)			117,220,020
LIABILITIES, LESS OTHER ASSETS - (5.1%)			(5,670,415)

NET ASSETS - 100%			$111,549,605

ETF - Exchange-Traded Fund

[1]	Credit ratings from Moody’s (unaudited).
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $62,929,527, or 56.4% of the Series’ net assets as of March 31, 2019.

[3]	Credit rating has been withdrawn. As of March 31, 2019, there is no rating available (unaudited).
[4]

Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

[5]	Credit ratings from S&P (unaudited).
[6]	Rate shown is the current yield as of March 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

4

Investment Portfolio - March 31, 2019

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Communication Services	$6,512,668	$—	$6,512,668	$—
Consumer Discretionary	10,120,537	—	10,120,537	—
Energy	25,958,804	—	25,958,804	—
Financials	9,903,019	—	9,903,019	—
Health Care	4,025,144	—	4,025,144	—
Industrials	22,268,996	—	22,268,996	—
Information Technology	1,691,000	—	1,691,000	—
Materials	12,396,131	—	12,396,131	—
Real Estate	3,280,256	—	3,280,256	—
Utilities	5,994,105	—	5,994,105	—
Mutual fund	15,069,360	15,069,360	—	—

Total assets	$117,220,020	$15,069,360	$102,150,660	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or March 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2019

(unaudited)

INCOME SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Fund, Inc. - Core Bond Series, Class Z	1,917,750	$18,736,422
Manning & Napier Fund, Inc. - Disciplined Value Series, Class Z	637,699	8,545,165
Manning & Napier Fund, Inc. - Equity Income Series, Class Z	732,438	8,723,336
Manning & Napier Fund, Inc. - High Yield Bond Series, Class Z	1,079,267	9,314,078
Manning & Napier Fund, Inc. - Real Estate Series, Class Z	400,481	2,583,100

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $47,490,991)		47,902,101
OTHER ASSETS, LESS LIABILITIES - 0.0%#		14,809

NET ASSETS - 100%		$47,916,910

#Less than 0.1%.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$47,902,101	$47,902,101	$—	$—

Total assets:	$47,902,101	$47,902,101	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2018 or March 31, 2019.

1

Investment Portfolio - March 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended March 31, 2019 is set forth below:

INCOME SERIES	VALUE AT 12/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 3/31/19	SHARES HELD AT 3/31/19	DIVIDEND INCOME 1/1/19 THROUGH 3/31/19	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/19 THROUGH 3/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Core Bond Series - Class I	$16,761,563	$ 1,537,860	$18,480,006	$ —	—	$ —	$(148,982)	$ 329,565
Core Bond Series - Class Z	—	18,731,023	277,383	18,736,422	1,917,750	71,055	1,754	281,028
Disciplined Value Series - Class I	7,158,376	637,649	8,566,159	—	—	—	(606,235)	1,376,369
Disciplined Value Series - Class Z	—	8,670,238	115,012	8,545,165	637,699	22,871	(670)	(9,390)
Equity Income Series - Class I	7,097,987	637,649	8,646,899	—	—	—	202,501	708,762
Equity Income Series - Class Z	—	8,750,979	115,012	8,723,336	732,438	28,360	1,496	85,873
High Yield Bond Series - Class I	8,140,765	750,176	9,368,650	—	—	—	(58,431)	536,139
High Yield Bond Series - Class Z	—	9,491,097	135,309	9,314,078	1,079,267	101,293	(959)	(40,751)
Real Estate Series - Class I	2,034,253	187,544	2,491,388	—	—	—	(132,524)	402,115
Real Estate Series - Class Z	—	2,522,000	33,827	2,583,100	400,481	—	577	94,350

	$41,192,944	$51,916,215	$48,229,645	$47,902,101		$223,579	$(741,473)	$3,764,060

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - March 31, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 93.4%

Communication Services - 4.9%
Diversified Telecommunication Services - 0.6%
Orange S.A. (France)	55,175	$899,525
Swisscom AG (Switzerland)	2,190	1,071,503

		1,971,028

Entertainment - 0.8%
NCSoft Corp. (South Korea)	2,435	1,064,546
Nexon Co. Ltd. (Japan)*	69,200	1,088,261
Vivendi S.A. (France)	24,625	713,638

		2,866,445

Interactive Media & Services - 2.4%
Autohome, Inc. - ADR (China)*	29,455	3,096,310
Tencent Holdings Ltd. - Class H (China)	118,500	5,449,554

		8,545,864

Wireless Telecommunication Services - 1.1%
Globe Telecom, Inc. (Philippines)	19,235	709,911
KDDI Corp. (Japan)	75,200	1,619,605
NTT DOCOMO, Inc. (Japan)	73,300	1,624,594

		3,954,110

Total Communication Services		17,337,447

Consumer Discretionary - 18.0%
Automobiles - 1.5%
Geely Automobile Holdings Ltd. (China)	945,000	1,813,441
Peugeot S.A. (France)	14,705	358,828
Renault S.A. (France)	8,205	542,499
Suzuki Motor Corp. (Japan)	59,800	2,650,809

		5,365,577

Diversified Consumer Services - 3.1%
China Maple Leaf Educational Systems Ltd. (China)	2,640,000	1,275,166
China Yuhua Education Corp. Ltd. (China)[1]	4,484,000	1,845,072
Fu Shou Yuan International Group Ltd. (China)	3,016,000	2,771,813
New Oriental Education & Technology Group, Inc. - ADR (China)*	31,530	2,840,538
TAL Education Group - ADR (China)*	25,090	905,247
Wisdom Education International Holdings Co. Ltd. (China)	2,682,000	1,305,948

		10,943,784

Hotels, Restaurants & Leisure - 1.6%
Basic-Fit N.V. (Netherlands)*[1]	53,175	1,789,480
Jollibee Foods Corp. (Philippines)	148,375	895,732
Sodexo S.A. (France)	14,590	1,606,649

1

Investment Portfolio - March 31, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure (continued)
Yum China Holdings, Inc. (China)	36,320	$1,631,131

		5,922,992

Household Durables - 3.9%
Barratt Developments plc (United Kingdom)	451,140	3,524,017
Berkeley Group Holdings plc (United Kingdom)	71,875	3,455,402
Persimmon plc (United Kingdom)	124,850	3,531,476
Taylor Wimpey plc (United Kingdom)	1,515,170	3,465,514

		13,976,409

Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd. - ADR (China)*	10,070	1,837,271

Leisure Products - 2.0%
Technogym S.p.A. (Italy)[1]	146,465	1,804,327
Thule Group AB (Sweden)[1]	120,095	2,717,776
Yamaha Corp. (Japan)	53,900	2,698,961

		7,221,064

Specialty Retail - 0.9%
Fast Retailing Co. Ltd. (Japan)	3,300	1,554,172
Nitori Holdings Co. Ltd. (Japan)	12,600	1,629,122

		3,183,294

Textiles, Apparel & Luxury Goods - 4.5%
adidas AG (Germany)	6,620	1,610,133
ANTA Sports Products Ltd. (China)	267,000	1,820,137
EssilorLuxottica S.A. (France)	8,240	900,141
Hermes International (France)	2,405	1,587,963
Kering S.A. (France)	1,875	1,075,510
Li Ning Co. Ltd. (China)*	1,165,891	1,833,056
lululemon athletica, Inc. (United States)*	18,215	2,984,892
LVMH Moet Hennessy Louis Vuitton SE (France)	6,830	2,515,731
Moncler S.p.A (Italy)	39,715	1,602,891

		15,930,454

Total Consumer Discretionary		64,380,845

Consumer Staples - 14.3%
Beverages - 3.4%
Coca-Cola European Partners plc (United Kingdom)	20,945	1,083,694
Diageo plc (United Kingdom)	65,065	2,662,607
Heineken N.V. (Netherlands)	10,130	1,070,686
Pernod Ricard S.A. (France)	11,870	2,131,396
Suntory Beverage & Food Ltd. (Japan)	34,400	1,617,884

2

Investment Portfolio - March 31, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Beverages (continued)
Treasury Wine Estates Ltd. (Australia)	337,020	$3,577,540

		12,143,807

Food & Staples Retailing - 1.9%
Alimentation Couche-Tard, Inc. - Class B (Canada)	18,540	1,092,131
Koninklijke Ahold Delhaize N.V. (Netherlands)	39,985	1,064,556
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	54,100	1,807,637
Puregold Price Club, Inc. (Philippines)	592,200	543,234
Robinsons Retail Holdings, Inc. (Philippines)	360,670	542,619
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	609,500	1,629,395

		6,679,572

Food Products - 5.6%
Associated British Foods plc (United Kingdom)	50,560	1,607,715
Barry Callebaut AG (Switzerland)	585	1,057,407
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	232	1,577,459
Danone S.A. (France)	32,660	2,514,863
Kerry Group plc - Class A (Ireland)	32,370	3,594,811
Nestle S.A. (Switzerland)	74,220	7,076,908
Universal Robina Corp. (Philippines)	310,720	899,106
Yakult Honsha Co. Ltd. (Japan)	23,200	1,626,637

		19,954,906

Household Products - 1.7%
Essity AB - Class B (Sweden)	36,075	1,041,064
Henkel AG & Co. KGaA (Germany)	15,820	1,616,407
Lion Corp. (Japan)	84,500	1,780,768
Unicharm Corp. (Japan)	49,500	1,641,034

		6,079,273

Personal Products - 1.7%
Kao Corp. (Japan)	20,500	1,617,996
L’Oreal S.A. (France)	9,950	2,679,462
TCI Co. Ltd. (Taiwan)	134,000	1,840,789

		6,138,247

Total Consumer Staples		50,995,805

Energy - 9.5%
Energy Equipment & Services - 0.5%
Core Laboratories N.V. (United States)	26,415	1,820,786

Oil, Gas & Consumable Fuels - 9.0%
China Petroleum & Chemical Corp. - Class H (China)	3,342,000	2,652,431
Eni S.p.A. (Italy)	205,115	3,624,098
Equinor ASA (Norway)	162,105	3,553,354

3

Investment Portfolio - March 31, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Galp Energia SGPS S.A. (Portugal)	224,150	$3,591,727
Repsol S.A. (Spain)	210,199	3,596,160
Royal Dutch Shell plc - Class B - ADR (Netherlands)	83,985	5,370,841
Suncor Energy, Inc. (Canada)	82,480	2,673,109
TOTAL S.A. (France)	64,410	3,584,390
Vermilion Energy, Inc. (Canada)	71,710	1,770,279
Woodside Petroleum Ltd. (Australia)	72,210	1,772,760

		32,189,149

Total Energy		34,009,935

Financials - 12.0%
Banks - 9.3%
Axis Bank Ltd. (India)*	161,260	1,807,114
Bank of the Philippine Islands (Philippines)	445,480	715,039
Barclays plc (United Kingdom)	1,759,295	3,543,713
BDO Unibank, Inc. (Philippines)	495,040	1,263,562
BNP Paribas S.A. (France)	41,550	1,977,299
Credit Agricole S.A. (France)	44,540	537,776
FinecoBank Banca Fineco S.p.A. (Italy)	104,410	1,375,641
HDFC Bank Ltd. (India)	53,250	1,786,749
ICICI Bank Ltd. (India)	311,410	1,798,992
IndusInd Bank Ltd. (India)	101,795	2,615,473
Intesa Sanpaolo S.p.A. (Italy)	559,930	1,366,525
Kotak Mahindra Bank Ltd. (India)	45,930	884,962
Lloyds Banking Group plc (United Kingdom)	4,325,425	3,504,384
Mediobanca Banca di Credito Finanziario S.p.A. (Italy)	132,585	1,380,492
Metropolitan Bank & Trust Co. (Philippines)	586,095	892,686
Royal Bank of Scotland Group plc (United Kingdom)	1,087,085	3,500,509
Societe Generale S.A. (France)	30,985	895,269
UniCredit S.p.A. (Italy)	106,283	1,365,265
Yes Bank Ltd. (India)	456,120	1,807,606

		33,019,056

Capital Markets - 1.5%
Japan Exchange Group, Inc. (Japan)	98,400	1,756,337
London Stock Exchange Group plc (United Kingdom)	57,360	3,548,081

		5,304,418

Insurance - 1.2%
AXA S.A. (France)	64,505	1,622,366
Ping An Insurance Group Co. of China Ltd. - Class H (China)	244,500	2,752,634

		4,375,000

Total Financials		42,698,474

4

Investment Portfolio - March 31, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care - 10.2%
Health Care Equipment & Supplies - 3.7%
Coloplast A/S - Class B (Denmark)	14,605	$1,603,200
Hoya Corp. (Japan)	16,100	1,066,420
Koninklijke Philips N.V. (Netherlands)	26,290	1,074,151
Medtronic plc (United States)	11,850	1,079,298
Smith & Nephew plc (United Kingdom)	133,035	2,641,962
Sonova Holding AG (Switzerland)	13,490	2,673,311
Sysmex Corp. (Japan)	26,400	1,599,221
Terumo Corp. (Japan)	52,700	1,612,920

		13,350,483

Health Care Providers & Services - 0.3%
Sonic Healthcare Ltd. (Australia)	62,145	1,084,586

Life Sciences Tools & Services - 0.3%
Tecan Group AG (Switzerland)	3,740	883,285

Pharmaceuticals - 5.9%
Kyowa Hakko Kirin Co. Ltd. (Japan)	76,500	1,669,494
Merck KGaA (Germany)	9,410	1,074,354
Novartis AG (Switzerland)	46,770	4,495,511
Novo Nordisk A/S - Class B (Denmark)	30,655	1,602,195
Recordati S.p.A. (Italy)	26,880	1,047,404
Roche Holding AG (Switzerland)	22,785	6,278,518
Sanofi (France)	32,265	2,853,019
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	44,100	1,094,522
UCB S.A. (Belgium)	12,340	1,060,040

		21,175,057

Total Health Care		36,493,411

Industrials - 10.3%
Aerospace & Defense - 1.5%
Airbus S.E. (France)	15,005	1,988,716
MTU Aero Engines AG (Germany)	7,160	1,622,901
Safran S.A. (France)	9,315	1,276,727
Thales S.A. (France)	2,995	358,833

		5,247,177

Building Products - 0.6%
Cie de Saint-Gobain (France)	14,845	538,267
Geberit AG (Switzerland)	3,930	1,607,332

		2,145,599

Commercial Services & Supplies - 0.4%
Secom Co. Ltd. (Japan)	18,700	1,603,692

5

Investment Portfolio - March 31, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Construction & Engineering - 0.4%
Vinci S.A. (France)	14,815	$1,441,533

Electrical Equipment - 0.4%
Schneider Electric S.E. (France)	20,640	1,620,012

Industrial Conglomerates - 0.6%
DMCI Holdings, Inc. (Philippines)	2,348,200	536,629
LT Group, Inc. (Philippines)	1,709,100	524,024
SM Investments Corp. (Philippines)	69,460	1,236,783

		2,297,436

Machinery - 3.5%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	37,250	919,403
Hyundai Heavy Industries Co. Ltd. (South Korea)*	34,875	3,663,953
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	71,350	3,702,369
Samsung Heavy Industries Co. Ltd. (South Korea)*	125,170	912,723
Schindler Holding AG (Switzerland)	7,775	1,613,289
The Weir Group plc (United Kingdom)	89,125	1,811,476

		12,623,213

Professional Services - 1.4%
Intertek Group plc (United Kingdom)	25,450	1,612,248
Recruit Holdings Co. Ltd. (Japan)	57,000	1,634,216
SGS S.A. (Switzerland)	645	1,606,500

		4,852,964

Road & Rail - 0.5%
Canadian National Railway Co. (Canada)	18,235	1,632,396

Trading Companies & Distributors - 1.0%
Bunzl plc (United Kingdom)	48,470	1,599,812
Kanamoto Co. Ltd. (Japan)	73,200	1,816,153

		3,415,965

Total Industrials		36,879,987

Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 1.5%
Halma plc (United Kingdom)	81,040	1,766,839
Hexagon A.B. - Class B (Sweden)	34,490	1,802,537
Keyence Corp. (Japan)	2,818	1,761,800

		5,331,176

IT Services - 0.6%
Capgemini SE (France)	4,510	547,254
Nomura Research Institute Ltd. (Japan)	35,700	1,626,120

		2,173,374

6

Investment Portfolio - March 31, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Software - 1.1%
Check Point Software Technologies Ltd. (Israel)*	12,885	$1,629,824
Dassault Systemes S.E. (France)	3,625	540,304
SAP S.E. (Germany)	14,015	1,620,205

		3,790,333

Total Information Technology		11,294,883

Materials - 1.8%
Chemicals - 1.8%
Air Liquide S.A. (France)	12,625	1,606,683
Givaudan S.A. (Switzerland)	620	1,586,910
Sika AG (Switzerland)	11,510	1,609,698
Symrise AG (Germany)	17,460	1,573,991

Total Materials		6,377,282

Real Estate - 8.3%
Equity Real Estate Investment Trusts (REITS) - 1.0%
British Land Co. plc (United Kingdom)	230,405	1,768,974
Land Securities Group plc (United Kingdom)	148,365	1,766,439

		3,535,413

Real Estate Management & Development - 7.3%
ADO Properties S.A. (Germany)[1]	23,845	1,355,808
Ayala Land, Inc. (Philippines)	1,705,000	1,458,926
Daito Trust Construction Co. Ltd. (Japan)	11,200	1,562,601
Deutsche Wohnen S.E. (Germany)	107,729	5,227,603
Grand City Properties S.A. (Germany)	110,664	2,672,548
LEG Immobilien AG (Germany)	33,005	4,055,876
SM Prime Holdings, Inc. (Philippines)	2,371,055	1,802,758
TAG Immobilien AG (Germany)	108,740	2,685,656
Vonovia S.E. (Germany)	102,330	5,310,499

		26,132,275

Total Real Estate		29,667,688

Utilities - 0.9%
Electric Utilities - 0.2%
Manila Electric Co. (Philippines)	99,070	717,892

Independent Power and Renewable Electricity Producers - 0.2%
Aboitiz Power Corp. (Philippines)	1,065,600	718,382

Multi-Utilities - 0.5%
AGL Energy Ltd. (Australia)	68,735	1,062,492

7

Investment Portfolio - March 31, 2019

(unaudited)

INTERNATIONAL SERIES	SHARES/ PRINCIPAL AMOUNT		VALUE

COMMON STOCKS (continued)
Utilities (continued)
Multi-Utilities (continued)
Engie S.A. (France)		47,785	$712,614

			1,775,106

Total Utilities			3,211,380

TOTAL COMMON STOCKS (Identified Cost $324,302,121)			333,347,137

FOREIGN GOVERNMENT SECURITIES - 3.0%

United Kingdom Treasury Bill[2], 1.08%, 5/28/2019 (Identified Cost $10,771,055)	GBP	8,130,000	10,576,158

MUTUAL FUNDS - 3.1%

iShares MSCI Thailand ETF (United States)		6,219	549,324
SPDR Gold Shares (United States)		57,675	7,036,927
VanEck Vectors Gold Miners ETF (United States)		154,975	3,474,540

TOTAL MUTUAL FUNDS (Identified Cost $11,115,095)			11,060,791

SHORT-TERM INVESTMENT - 0.7%

Dreyfus Government Cash Management, Institutional Shares, 2.34%[3], (Identified Cost $2,573,672)		2,573,672	2,573,672

TOTAL INVESTMENTS - 100.2% (Identified Cost $348,761,943)			357,557,758
LIABILITIES, LESS OTHER ASSETS - (0.2%)			(586,830)

NET ASSETS - 100%			$356,970,928

ADR - American Depositary Receipt
ETF – Exchange-Traded Fund
GBP - British Pound

*	Non-income producing security.
[1]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $9,512,465 or 2.7% of the Series’ net assets as of March 31, 2019.

[2]	Represents the annualized yield at time of purchase.
[3]	Rate shown is the current yield as of March 31, 2019.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom 13.0%; Japan 11.7%; France 11.1%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

8

Investment Portfolio - March 31, 2019

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$17,337,447	$3,096,310	$14,241,137	$—
Consumer Discretionary	64,380,845	10,199,079	54,181,766	—
Consumer Staples	50,995,805	3,805,220	47,190,585	—
Energy	34,009,935	11,635,015	22,374,920	—
Financials	42,698,474	—	42,698,474	—
Health Care	36,493,411	1,079,298	35,414,113	—
Industrials	36,879,987	1,632,396	35,247,591	—
Information Technology	11,294,883	1,629,824	9,665,059	—
Materials	6,377,282	—	6,377,282	—
Real Estate	29,667,688	—	29,667,688	—
Utilities	3,211,380	—	3,211,380	—
Debt Securities:
Foreign government securities	10,576,158	—	10,576,158	—
Mutual funds	13,634,463	13,634,463	—	—

Total assets	$357,557,758	$46,711,605	$310,846,153	$—

# Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2018 or March 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

9

Investment Portfolio - March 31, 2019

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 95.3%
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA2	$ 1,125,000	$ 1,152,022
Amherst, Public Impt., G.O. Bond	2.125%	11/1/2025	Aa2	675,000	689,101
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2	400,000	417,224
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2	300,000	320,307
Babylon, Various Purposes, Public Impt., Series B, G.O. Bond	2.250%	12/1/2026	Aaa	705,000	727,962
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa2	500,000	503,985
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2	265,000	268,617
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A2	300,000	322,305
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A2	300,000	340,074
Canandaigua City School District, G.O. Bond	2.125%	6/15/2026	Aa3	540,000	550,249
Canandaigua, Public Impt., G.O. Bond	3.000%	12/15/2028	AA2	570,000	601,344
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	Aa3	405,000	405,089
Chappaqua Central School District, School Impt., G.O. Bond	2.250%	6/15/2025	Aaa	675,000	699,185
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2	500,000	500,520
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2	250,000	263,342
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2	500,000	519,040
Clarkstown, G.O. Bond	4.000%	5/15/2019	AA2	375,000	376,181
Corning City School District, G.O. Bond	4.000%	6/15/2028	Aa3	995,000	1,138,171
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2019	AA2	305,000	306,476
Dutchess County, G.O. Bond	2.125%	12/15/2023	AA2	850,000	868,360
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA2	500,000	519,340
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA2	250,000	250,700
Gates Chili Central School District, School Impt., G.O. Bond	2.000%	6/15/2019	Aa3	215,000	215,234
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3	620,000	641,756
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2	500,000	503,170
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	Aa3	200,000	200,000
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2	500,000	503,805
Kings Park Central School District, School Impt., Series B, G.O. Bond	2.000%	7/15/2025	Aa2	800,000	810,720
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	Aa3	450,000	450,805
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aaa	335,000	337,851
Metropolitan Transportation Authority, Climate Bond Certified Green Bond, Series B-2, Revenue Bond	5.000%	11/15/2025	AA2	1,350,000	1,639,170
Metropolitan Transportation Authority, Series A-2, Revenue Bond	5.000%	11/15/2025	A1	750,000	885,315

1

Investment Portfolio - March 31, 2019

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1	$1,000,000	$1,020,610
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2022	A1	250,000	277,475
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2025	A1	505,000	556,909
Metropolitan Transportation Authority, Subseries B-1, Revenue Bond	5.000%	11/15/2024	AA2	1,885,000	2,163,886
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2019	A1	500,000	510,305
Metropolitan Transportation Authority, Transit Impt., Subseries B-2, Revenue Bond	5.000%	11/15/2021	A1	1,000,000	1,081,090
Middle Country Central School District At Centereach, School Impt., G.O. Bond	2.000%	8/15/2026	Aa2	1,005,000	1,018,286
Monroe County Water Authority, Water Utility Impt., Revenue Bond	5.000%	8/1/2019	Aa2	455,000	460,465
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA2	710,000	719,273
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2022	Aa3	500,000	560,425
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2	2,425,000	2,425,000
New York City Transitional Finance Authority, Building Aid Revenue, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2026	Aa2	1,250,000	1,504,812
New York City Transitional Finance Authority, Building Aid, Public Impt., Prerefunded Balance, Series S-1, Revenue Bond	5.000%	7/15/2019	Aa2	1,000,000	1,010,190
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2	2,000,000	2,281,080
New York City Transitional Finance Authority, Building Aid, School Impt., Series S-3, Revenue Bond	5.000%	7/15/2023	Aa2	970,000	1,045,815
New York City Transitional Finance Authority, Building Aid, Series S-1, Revenue Bond	5.000%	7/15/2023	Aa2	820,000	935,243
New York City Transitional Finance Authority, Building Aid, Series S-2A, Revenue Bond	5.000%	7/15/2033	Aa2	1,000,000	1,215,910
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series A-1, Revenue Bond	3.250%	8/1/2035	Aa1	1,000,000	1,005,930
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1	475,000	561,402
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries B1, Revenue Bond	5.000%	11/1/2023	Aa1	2,000,000	2,298,440
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2024	Aa1	3,000,000	3,350,700

2

Investment Portfolio - March 31, 2019

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City Transitional Finance Authority, Future Tax Secured, Series C, Revenue Bond	5.000%	11/1/2025	Aa1	$750,000	$892,057
New York City Water & Sewer System, Series A, Revenue Bond	3.000%	6/15/2036	Aa1	1,250,000	1,253,312
New York City Water & Sewer System, Water Utility Impt., Series DD, Revenue Bond	5.000%	6/15/2047	Aa1	3,000,000	3,467,610
New York City Water & Sewer System, Water Utility Impt., Subseries BB-1, Revenue Bond	5.000%	6/15/2046	Aa1	2,000,000	2,324,180
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa1	2,700,000	3,079,215
New York City, Series B, G.O. Bond	4.000%	8/1/2021	Aa1	1,935,000	2,043,128
New York City, Series C, G.O. Bond	5.000%	8/1/2031	Aa1	1,500,000	1,822,365
New York Local Government Assistance Corp., Series A, Revenue Bond	5.000%	4/1/2022	Aa1	2,500,000	2,585,775
New York Local Government Assistance Corp., Subseries A-5/6, Revenue Bond	5.500%	4/1/2019	Aa1	445,000	445,000
New York State Dormitory Authority, Consolidated Service Contract, Revenue Bond	5.000%	7/1/2019	Aa2	750,000	756,735
New York State Dormitory Authority, Income Tax Revenue, Series A, Revenue Bond	5.000%	3/15/2025	Aa1	500,000	593,170
New York State Dormitory Authority, Income Tax Revenue, Series B, Revenue Bond, AMBAC	5.500%	3/15/2026	Aa1	1,200,000	1,490,496
New York State Dormitory Authority, Income Tax Revenue, Series E, Revenue Bond	3.500%	3/15/2037	Aa1	850,000	863,328
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	5.000%	3/15/2030	Aa1	1,500,000	1,824,885
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2047	Aa1	1,050,000	1,115,594
New York State Dormitory Authority, School Impt., Series C, Revenue Bond	5.000%	3/15/2021	Aa1	2,000,000	2,134,200
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2	1,000,000	1,138,840
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	3/15/2021	Aa1	1,400,000	1,493,940
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	3/15/2025	Aa1	500,000	594,415
New York State Dormitory Authority, Series A, Revenue Bond	3.000%	10/1/2026	A2	1,000,000	1,076,580
New York State Dormitory Authority, Series B, Revenue Bond, AGM	5.000%	4/1/2019	AA2	1,265,000	1,265,000
New York State Dormitory Authority, Series D, Revenue Bond	5.000%	2/15/2024	Aa1	4,000,000	4,633,040
New York State Dormitory Authority, Series D, Revenue Bond	5.000%	2/15/2027	Aa1	300,000	364,491
New York State Dormitory Authority, University & College Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	7/1/2020	Aa2	225,000	226,951

3

Investment Portfolio - March 31, 2019

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2025	Aaa	$1,000,000	$1,073,600
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa	1,250,000	1,303,000
New York State Environmental Facilities Corp., Water Utility Impt., Revenue Bond	5.000%	6/15/2031	Aaa	1,000,000	1,195,830
New York State Environmental Facilities Corp., Water Utility Impt., Series A, Revenue Bond	5.000%	6/15/2035	Aaa	1,000,000	1,181,920
New York State Environmental Facilities Corp., Water Utility Impt., Series B, Revenue Bond	4.000%	8/15/2046	Aaa	2,000,000	2,131,480
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1	550,000	568,244
New York State Urban Development Corp., Economic Impt., Series A, Revenue Bond	5.000%	3/15/2035	Aa1	2,500,000	2,956,525
New York State Urban Development Corp., Highway Impt., Series A, Revenue Bond	5.000%	3/15/2037	Aa1	500,000	574,745
New York State Urban Development Corp., Public Impt., Series C, Revenue Bond	4.000%	3/15/2043	Aa1	2,250,000	2,413,328
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2026	Aa1	1,050,000	1,273,062
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1	1,000,000	1,068,520
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1	565,000	579,447
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3	500,000	502,545
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA2	400,000	413,204
Oneida County, Public Impt., G.O. Bond, AGM	2.500%	5/15/2019	A1	500,000	500,525
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1	400,000	400,404
Onondaga County, Public Impt., G.O. Bond	5.000%	5/1/2020	Aa2	250,000	259,642
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2022	Aa2	1,000,000	1,108,000
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2023	Aa2	1,000,000	1,143,640
Onondaga County, Public Impt., G.O. Bond	2.125%	6/15/2030	Aa2	715,000	692,427
Orange County, Various Purposes Impt., Series A, G.O. Bond, AGM	5.000%	3/1/2023	Aa2	520,000	591,854
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1	350,000	372,323
Pittsford, Public Impt., G.O. Bond	2.000%	11/1/2025	Aaa	580,000	594,175
Pittsford, Public Impt., G.O. Bond	2.000%	11/1/2026	Aaa	595,000	605,145
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3	800,000	936,936
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3	765,000	881,020
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3	2,500,000	2,926,675
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2019	Aa3	200,000	200,834

4

Investment Portfolio - March 31, 2019

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA2	$930,000	$931,256
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3	95,000	105,879
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1	215,000	226,653
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA2	475,000	490,680
South Jefferson Central School District, G.O. Bond, BAM	2.000%	6/15/2019	AA2	710,000	710,852
Southold Union Free School District, School Impt., G.O. Bond	3.000%	6/15/2028	Aa2	435,000	453,879
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	5.000%	6/1/2021	AAA[2]	1,225,000	1,318,382
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	4.000%	6/1/2022	WR3	25,000	26,653
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond	4.000%	6/1/2022	AAA[2]	175,000	186,256
Suffolk County Water Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	6/1/2019	AAA[2]	775,000	779,534
Suffolk County, Series B, G.O. Bond, AGM	5.000%	10/1/2019	AA2	1,000,000	1,016,420
Sullivan County, Public Impt., G.O. Bond	2.000%	6/1/2019	AA2	1,015,000	1,016,066
Sullivan County, Public Impt., G.O. Bond	3.000%	11/15/2023	AA2	500,000	530,375
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2019	AA2	355,000	355,355
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3	1,075,000	1,098,639
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3	350,000	404,145
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	5.000%	11/15/2024	Aa3	650,000	770,250
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3	820,000	838,032
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3	1,000,000	1,124,100
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2024	Aa3	1,000,000	1,120,720
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA2	510,000	518,303
Ulster County, Public Impt., G.O. Bond	3.000%	11/15/2027	AA2	425,000	452,196
Ulster County, Public Impt., Series B, G.O. Bond	2.000%	11/15/2020	AA2	685,000	691,994
Union Endicott Central School District, G.O. Bond, BAM	2.125%	6/15/2019	AA2	580,000	580,841
Valley Stream Central High School District, School Impt., G.O. Bond	4.000%	6/15/2033	Aa2	870,000	953,772
Vestal Central School District, G.O. Bond	2.000%	6/15/2025	Aa2	685,000	697,049
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA2	500,000	536,685
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA2	500,000	515,400
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2	295,000	304,160

5

Investment Portfolio - March 31, 2019

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Webster Central School District, School Impt., G.O. Bond	2.000%	10/15/2021	AA2	$315,000	$319,035
West Babylon Union Free School District, School Impt., G.O. Bond	4.000%	8/1/2028	Aa2	1,075,000	1,218,158
Yonkers, Public Impt., Series C, G.O. Bond, AGM	4.000%	8/15/2020	A2	350,000	361,473

TOTAL MUNICIPAL BONDS (Identified Cost $128,279,077)					130,517,215

U.S. GOVERNMENT AGENCIES - 0.4%
Other Agencies - 0.4%
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class AUS (Identified Cost $508,429)	3.40%	1/25/2036		500,000	517,105

U.S. GOVERNMENT SECURITIES - 1.0%
U.S. Treasury Bill - 1.0%
U.S. Treasury Bill (Identified Cost $1,396,512)	2.37%[4]	5/9/2019		1,400,000	1,396,505

SHORT-TERM INVESTMENT - 2.3%
Dreyfus Government Cash Management, Institutional Shares (Identified Cost $3,105,351)	2.34%[5]			3,105,351	3,105,351

TOTAL INVESTMENTS - 99.0% (Identified Cost $133,289,369)					135,536,176
OTHER ASSETS, LESS LIABILITIES - 1.0%					1,433,596

NET ASSETS - 100%					$136,969,772

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]	Credit rating has been withdrawn. As of March 31, 2019, there is no rating available (unaudited).
[4]	Represents the annualized yield at time of purchase.
[5]	Rate shown is the current yield as of March 31, 2019.

6

Investment Portfolio - March 31, 2019

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$130,517,215	$—	$130,517,215	$—
U.S. Treasury and other U.S. Government agencies	1,913,610	—	1,913,610	—
Mutual fund	3,105,351	3,105,351	—	—

Total assets	$135,536,176	$3,105,351	$132,430,825	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or March 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - March 31, 2019

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 97.1%
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
Hilton Worldwide Holdings, Inc.	37,240	$3,095,016

Information Technology - 2.5%
IT Services - 2.5%
InterXion Holding N.V. (Netherlands)*	112,380	7,499,118

Real Estate - 93.6%
REITS - Diversified - 5.8%
Essential Properties Realty Trust, Inc.	157,413	3,072,702
Lexington Realty Trust	274,815	2,489,824
Liberty Property Trust	121,685	5,891,988
STORE Capital Corp.	50,605	1,695,267
VEREIT, Inc.	545,110	4,562,571

		17,712,352

REITS - Health Care - 12.0%
Community Healthcare Trust, Inc.	151,940	5,453,127
HCP, Inc.	162,240	5,078,112
Healthcare Realty Trust, Inc.	137,840	4,426,042
Healthcare Trust of America, Inc. - Class A	219,500	6,275,505
Physicians Realty Trust	377,240	7,095,885
Ventas, Inc.	51,215	3,268,029
Welltower, Inc.	61,440	4,767,744

		36,364,444

REITS - Hotel & Resort - 2.8%
Apple Hospitality REIT, Inc.	90,530	1,475,639
Chesapeake Lodging Trust	74,740	2,078,519
Host Hotels & Resorts, Inc.	164,990	3,118,311
Sunstone Hotel Investors, Inc.	140,685	2,025,864

		8,698,333

REITS - Industrial - 7.5%
Americold Realty Trust	48,465	1,478,667
First Industrial Realty Trust, Inc.	78,185	2,764,622
Plymouth Industrial REIT, Inc.	61,859	1,040,468
Prologis, Inc.	192,650	13,861,167
STAG Industrial, Inc.	120,055	3,559,631

		22,704,555

REITS - Office - 12.4%
Alexandria Real Estate Equities, Inc.	11,970	1,706,443
Boston Properties, Inc.	74,945	10,033,637
Brandywine Realty Trust	415,105	6,583,565
Cousins Properties, Inc.	655,485	6,331,985
Hibernia REIT plc (Ireland)	1,606,740	2,407,965

1

Investment Portfolio - March 31, 2019

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
REITS - Office (continued)
Tier REIT, Inc.	205,110	$5,878,453
Vornado Realty Trust	69,185	4,665,836

		37,607,884

REITS - Residential - 24.8%
American Campus Communities, Inc.	51,820	2,465,595
American Homes 4 Rent - Class A	324,615	7,375,253
Apartment Investment & Management Co. - Class A	94,347	4,744,686
AvalonBay Communities, Inc.	60,765	12,197,358
Camden Property Trust	15,295	1,552,442
Equity LifeStyle Properties, Inc.	33,390	3,816,477
Equity Residential	131,905	9,935,085
Essex Property Trust, Inc.	23,870	6,904,159
Independence Realty Trust, Inc.	269,215	2,904,830
Invitation Homes, Inc.	217,515	5,292,140
Mid-America Apartment Communities, Inc.	42,015	4,593,500
Sun Communities, Inc.	54,455	6,454,007
UDR, Inc.	118,520	5,387,919
UMH Properties, Inc.	110,600	1,557,248

		75,180,699

REITS - Retail - 13.4%
Acadia Realty Trust	52,405	1,429,084
Agree Realty Corp.	32,365	2,244,189
Federal Realty Investment Trust	11,840	1,632,144
Getty Realty Corp.	89,995	2,882,540
Kimco Realty Corp.	138,745	2,566,783
National Retail Properties, Inc.	54,865	3,038,972
Realty Income Corp.	24,880	1,830,173
Simon Property Group, Inc.	88,690	16,160,205
Taubman Centers, Inc.	21,170	1,119,470
Urban Edge Properties	202,910	3,855,290
Weingarten Realty Investors	130,355	3,828,526

		40,587,376

REITS - Specialized - 14.9%
Crown Castle International Corp.	35,615	4,558,720
CubeSmart	65,590	2,101,504
Digital Realty Trust, Inc.	54,665	6,505,135
Equinix, Inc.	38,240	17,328,839
Extra Space Storage, Inc.	23,415	2,386,222
Jernigan Capital, Inc.	189,400	3,984,976
National Storage Affiliates Trust	56,535	1,611,813

2

Investment Portfolio - March 31, 2019

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
REITS - Specialized (continued)
Public Storage	30,855	$6,719,602

		45,196,811

Total Real Estate		284,052,454

TOTAL COMMON STOCKS
(Identified Cost $247,585,894)		294,646,588

MUTUAL FUND - 0.5%

iShares U.S. Real Estate ETF
(Identified Cost $1,334,554)	15,780	1,373,491

SHORT-TERM INVESTMENT - 0.5%
Dreyfus Government Cash Management, Institutional Shares, 2.34%[1],
(Identified Cost $1,442,415)	1,442,415	1,442,415

TOTAL INVESTMENTS - 98.1%
(Identified Cost $250,362,863)		297,462,494
OTHER ASSETS, LESS LIABILITIES - 1.9%		5,888,669

NET ASSETS - 100%		$303,351,163

ETF - Exchange-traded fund

REITS - Real Estate Investment Trusts

*	Non-income producing security.
[1]	Rate shown is the current yield as of March 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

Investment Portfolio - March 31, 2019

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$3,095,016	$3,095,016	$—	$—
Information Technology	7,499,118	7,499,118	—	—
Real Estate	284,052,454	281,644,489	2,407,965	—
Mutual funds	2,815,906	2,815,906	—	—

Total assets	$297,462,494	$295,054,529	$2,407,965	$—

# Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2018 or March 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - March 31, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 51.9%
Non-Convertible Corporate Bonds - 51.9%
Communication Services - 8.0%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.[3], (3 mo. LIBOR US + 0.930%), 3.531%, 6/30/2020	Baa2	8,000,000	$8,057,328
AT&T, Inc., 2.45%, 6/30/2020	Baa2	2,000,000	1,992,449
Verizon Communications, Inc.[3], (3 mo. LIBOR US + 0.770%), 3.385%, 6/17/2019	Baa1	8,668,000	8,680,446

			18,730,223

Interactive Media & Services - 1.1%
Tencent Holdings Ltd. (China)[4], 3.375%, 5/2/2019	A1	3,700,000	3,702,160
Tencent Holdings Ltd. (China)[4], 2.875%, 2/11/2020	A1	3,873,000	3,873,352

			7,575,512

Media - 1.1%
Cablevision Systems Corp., 8.00%, 4/15/2020	B3	5,887,000	6,151,915
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[4], 5.50%, 3/1/2028	Ba3	2,000,000	1,960,000

			8,111,915

Wireless Telecommunication Services - 3.2%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba2	7,325,000	7,362,358
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba2	2,132,000	2,116,010
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	Ba3	940,000	954,288
Sprint Capital Corp., 6.90%, 5/1/2019	B3	7,540,000	7,558,850
Sprint Communications, Inc.[4], 7.00%, 3/1/2020	B1	4,488,000	4,605,810

			22,597,316

Total Communication Services			57,014,966

Consumer Discretionary - 7.0%
Automobiles - 3.0%
Ford Motor Credit Co. LLC[3], (3 mo. LIBOR US + 0.930%), 3.668%, 11/4/2019	Baa3	9,000,000	9,007,351
General Motors Co.[3], (3 mo. LIBOR US + 0.900%), 3.501%, 9/10/2021	Baa3	7,500,000	7,438,721
General Motors Financial Co., Inc., 3.15%, 1/15/2020	Baa3	5,000,000	5,006,988

			21,453,060

Household Durables - 2.9%
Century Communities, Inc., 5.875%, 7/15/2025	B2	2,095,000	1,990,250
Lennar Corp., 4.50%, 11/15/2019	Ba1	700,000	700,875
LGI Homes, Inc.[4], 6.875%, 7/15/2026	B1	1,635,000	1,630,912
Meritage Homes Corp., 7.15%, 4/15/2020	Ba2	4,000,000	4,140,000
Meritage Homes Corp., 5.125%, 6/6/2027	Ba2	1,020,000	989,094
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	Ba3	7,675,000	7,684,594
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3	1,430,000	1,437,150
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B3	1,010,000	972,125

Investment Portfolio - March 31, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	B3		1,470,000	$1,403,850

				20,948,850

Internet & Direct Marketing Retail - 1.1%
Booking Holdings, Inc., 3.60%, 6/1/2026	A3		7,450,000	7,570,823

Total Consumer Discretionary				49,972,733

Consumer Staples - 1.7%
Beverages - 0.1%
Constellation Brands, Inc., 3.875%, 11/15/2019	Baa3		545,000	547,866

Food & Staples Retailing - 1.0%
Kraft Heinz Foods Co., 2.80%, 7/2/2020	Baa3		7,040,000	7,031,013

Food Products - 0.6%
The J.M. Smucker Co., 2.20%, 12/6/2019	Baa2		4,800,000	4,779,315

Total Consumer Staples				12,358,194

Energy - 9.7%
Energy Equipment & Services - 0.9%
Nabors Industries, Inc., 5.50%, 1/15/2023	B1		1,020,000	973,590
Plains All American Pipeline LP - PAA Finance Corp., 2.60%, 12/15/2019	Ba1		2,752,000	2,742,314
Plains All American Pipeline LP - PAA Finance Corp., 5.75%, 1/15/2020	Ba1		388,000	395,841
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4], 8.25%, 2/15/2025	B3		1,335,000	1,268,250
TerraForm Power Operating, LLC[4], 5.00%, 1/31/2028	B1		960,000	926,400

				6,306,395

Oil, Gas & Consumable Fuels - 8.8%
American Midstream Partners LP - American Midstream Finance Corp.[4], 9.50%, 12/15/2021	Caa2		1,410,000	1,297,200
Antero Midstream Partners LP - Antero Midstream Finance Corp. [4], 5.75%, 3/1/2027	Ba3		995,000	1,009,925
Bruin E&P Partners, LLC[4], 8.875%, 8/1/2023	B3		950,000	909,625
DCP Midstream Operating LP, 2.70%, 4/1/2019	Ba2		7,715,000	7,715,000
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR	[5]	4,340,000	4,123,000
Energy Transfer Partners LP, 9.00%, 4/15/2019	Baa3		397,000	397,835
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[5]	2,223,000	2,300,805
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	B1		1,050,000	1,008,000
Jonah Energy LLC - Jonah Energy Finance Corp.[4], 7.25%, 10/15/2025	B3		2,095,000	1,110,350
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	Baa2		3,677,000	3,795,216
Kinder Morgan Energy Partners LP, 6.50%, 4/1/2020	Baa2		900,000	931,629
Kinder Morgan, Inc., 3.05%, 12/1/2019	Baa2		1,000,000	1,000,997

Investment Portfolio - March 31, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Lonestar Resources America, Inc.[4], 11.25%, 1/1/2023	Caa2	875,000	$848,750
NuStar Logistics LP, 6.75%, 2/1/2021	Ba2	910,000	946,400
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	Baa3	8,000,000	8,024,000
Rockies Express Pipeline, LLC[4], 5.625%, 4/15/2020	Ba1	5,000,000	5,106,250
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/2021	Baa3	6,649,000	6,906,129
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/2024	Baa3	7,000,000	7,714,211
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	B3	1,370,000	1,354,588
Southwestern Energy Co.[6], 6.20%, 1/23/2025	Ba3	1,420,000	1,395,150
W&T Offshore, Inc.[4], 9.75%, 11/1/2023	B3	885,000	881,681
The Williams Companies, Inc., 3.75%, 6/15/2027	Baa3	4,000,000	3,971,039

			62,747,780

Total Energy			69,054,175

Financials - 13.1%
Banks - 5.8%
Bank of America Corp., 4.00%, 1/22/2025	Baa1	7,000,000	7,138,840
Bank of America Corp.[3], (3 mo. LIBOR US + 0.760%), 3.371%, 9/15/2026	Baa1	3,561,000	3,326,509
Credit Suisse AG - New York NY (Switzerland), 5.40%, 1/14/2020	Baa3	5,000,000	5,090,251
JPMorgan Chase & Co., 6.30%, 4/23/2019	A2	12,000,000	12,023,276
JPMorgan Chase & Co., 4.95%, 3/25/2020	A2	150,000	153,217
Santander Holdings USA, Inc., 2.70%, 5/24/2019	Baa3	9,446,000	9,442,866
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa3	3,950,000	3,936,270

			41,111,229

Capital Markets - 3.7%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	B3	890,000	896,675
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3	7,800,000	7,981,710
LPL Holdings, Inc.[4], 5.75%, 9/15/2025	B2	875,000	886,200
Morgan Stanley[3], (3 mo. LIBOR US + 1.140%), 3.905%, 1/27/2020	A3	8,750,000	8,806,647
UBS AG (Switzerland)[3], (3 mo. LIBOR US + 0.850%), 3.476%, 6/1/2020	Aa3	8,000,000	8,052,452

			26,623,684

Consumer Finance - 2.7%
American Express Credit Corp.[3], (3 mo. LIBOR US + 0.730%), 3.376%, 5/26/2020	A2	7,500,000	7,539,206
Navient Corp., 4.875%, 6/17/2019	Ba3	4,372,000	4,377,465
Navient Corp., 8.00%, 3/25/2020	Ba3	1,000,000	1,040,000
SLM Corp., 5.125%, 4/5/2022	Ba2	6,424,000	6,311,580

			19,268,251

Investment Portfolio - March 31, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 0.6%
Fidelity & Guaranty Life Holdings, Inc.[4], 5.50%, 5/1/2025	Ba2		1,330,000	$1,334,988
FS Energy & Power Fund[4], 7.50%, 8/15/2023	Ba3		1,795,000	1,840,998
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[4], 6.375%, 12/15/2022	Ba3		1,009,000	1,036,748

				4,212,734

Insurance - 0.3%
Pricoa Global Funding I4, 1.45%, 9/13/2019	A1		2,000,000	1,987,896

Total Financials				93,203,794

Health Care - 1.8%
Health Care Providers & Services - 1.6%
DaVita, Inc., 5.00%, 5/1/2025	Ba3		895,000	857,634
HCA, Inc., 4.25%, 10/15/2019	Baa3		1,500,000	1,507,698
HCA, Inc., 6.50%, 2/15/2020	Baa3		7,650,000	7,872,338
MEDNAX, Inc.[4], 6.25%, 1/15/2027	Ba2		1,390,000	1,403,900

				11,641,570

Pharmaceuticals - 0.2%
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[4], 8.75%, 11/1/2024	B1		1,000,000	1,086,250

Total Health Care				12,727,820

Industrials - 5.6%
Commercial Services & Supplies - 1.2%
The ADT Security Corp., 5.25%, 3/15/2020	Ba3		4,077,000	4,117,770
The ADT Security Corp., 4.125%, 6/15/2023	Ba3		1,115,000	1,075,418
Covanta Holding Corp., 6.00%, 1/1/2027	B1		890,000	890,000
Prime Security Services Borrower, LLC - Prime Finance, Inc.[4], 5.25%, 4/15/2024	Ba3		905,000	905,000
W/S Packaging Holdings, Inc.[4], 9.00%, 4/15/2023	B3		1,275,000	1,335,562

				8,323,750

Construction & Engineering - 0.2%
Tutor Perini Corp.[4], 6.875%, 5/1/2025	B1		1,665,000	1,658,973

Machinery - 1.0%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	Baa3		7,090,000	7,098,863

Marine - 0.7%
American Tanker, Inc. (Norway)[4], 9.25%, 2/22/2022	WR	[5]	1,200,000	1,176,000
Borealis Finance, LLC[4], 7.50%, 11/16/2022	WR	[5]	2,010,000	1,934,625
Global Ship Lease, Inc. (United Kingdom)[4], 9.875%, 11/15/2022	B3		1,973,000	1,948,338

				5,058,963

Trading Companies & Distributors - 2.5%
Aircastle Ltd., 6.25%, 12/1/2019	Baa3		610,000	621,156

Investment Portfolio - March 31, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Aircastle Ltd., 7.625%, 4/15/2020	Baa3	6,375,000	$6,658,929
Fortress Transportation & Infrastructure Investors, LLC[4], 6.50%, 10/1/2025	B1	1,275,000	1,259,063
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3	8,000,000	8,029,237
Park Aerospace Holdings Ltd. (Ireland)[4], 4.50%, 3/15/2023	Ba2	1,640,000	1,631,800

			18,200,185

Total Industrials			40,340,734

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B2	1,635,000	1,553,250

Materials - 1.8%
Chemicals - 0.1%
LSB Industries, Inc.[4], 9.625%, 5/1/2023	Caa1	890,000	921,328

Containers & Packaging - 0.2%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[4], 6.00%, 2/15/2025	B3	1,410,000	1,410,000

Metals & Mining - 1.5%
First Quantum Minerals Ltd. (Zambia)[4], 7.25%, 4/1/2023	B3u	975,000	953,063
Mountain Province Diamonds, Inc. (Canada)[4], 8.00%, 12/15/2022	B3	2,446,000	2,439,885
Northwest Acquisitions ULC - Dominion Finco, Inc.[4], 7.125%, 11/1/2022 .	B3	2,520,000	2,217,600
Petra Diamonds US Treasury plc (South Africa)[4], 7.25%, 5/1/2022	B3	950,000	888,250
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	Baa2	3,000,000	3,078,716
Techniplas LLC[4], 10.00%, 5/1/2020	Caa2	1,065,000	998,438

			10,575,952

Total Materials			12,907,280

Real Estate - 1.5%
Equity Real Estate Investment Trusts (REITS) - 1.2%
American Tower Corp., 2.80%, 6/1/2020	Baa3	5,595,000	5,590,924
CoreCivic Inc., 4.125%, 4/1/2020	Ba1	550,000	548,625
Greystar Real Estate Partners, LLC[4], 5.75%, 12/1/2025	B1	965,000	967,412
iStar, Inc., 5.25%, 9/15/2022	Ba3	1,530,000	1,501,312

			8,608,273

Mortgage Real Estate Investment Trusts (REITS) - 0.3%
Starwood Property Trust, Inc., 3.625%, 2/1/2021	Ba3	2,000,000	1,992,500

Total Real Estate			10,600,773

Investment Portfolio - March 31, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities - 1.5%
Gas Utilities - 0.2%
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	B2		1,455,000	$1,404,075

Independent Power and Renewable Electricity Producers - 1.3%
Atlantica Yield plc (Spain)[4], 7.00%, 11/15/2019	B1		7,640,000	7,678,200
Drax Finco plc (United Kingdom)[4], 6.625%, 11/1/2025	BB	[7]	1,770,000	1,796,550

				9,474,750

Total Utilities				10,878,825

TOTAL CORPORATE BONDS (Identified Cost $371,449,094)				370,612,544

ASSET-BACKED SECURITIES - 21.3%
Ally Auto Receivables Trust, Series 2016-1, Class A4, 1.73%, 11/16/2020	Aaa		627,840	625,884
Ally Auto Receivables Trust, Series 2018-2, Class A2, 2.64%, 2/16/2021	Aaa		1,217,986	1,217,822
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa		1,289,817	1,284,198
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.33%, 6/15/2022	AAA	[7]	3,337,000	3,321,327
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.52%, 2/16/2021	AAA	[7]	1,191,368	1,186,672
CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	AAA	[7]	3,800,000	3,775,621
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	WR	[5]	51,104	50,913
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A4, 3.561%, 7/15/2030	WR	[5]	7,044,931	7,030,443
CCG Receivables Trust, Series 2018-2, Class A1[4], 2.47%, 8/14/2019	AAA	[7]	1,029,403	1,028,992
Chesapeake Funding II LLC, Series 2017-2A, Class A1[4], 1.99%, 5/15/2029	Aaa		2,013,203	1,999,355
Citibank Credit Card Issuance Trust, Series 2014, Class A6, 2.15%, 7/15/2021	Aaa		3,760,000	3,754,736
CNH Equipment Trust, Series 2019-A, Class A1, 2.753%, 2/28/2020	Aaa		1,226,608	1,226,596
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	AAA	[7]	1,511,096	1,508,755
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A4, 3.33%, 2/15/2028	Aaa		2,500,000	2,516,510
Daimler Trucks Retail Trust, Series 2018-1, Class A2[4], 2.60%, 5/15/2020	Aaa		1,882,981	1,881,947
Drive Auto Receivables Trust, Series 2019-1, Class A2A, 3.08%, 9/15/2021	Aaa		3,500,000	3,504,217
DT Auto Owner Trust, Series 2018-3A, Class A4, 3.02%, 2/15/2022	AAA	[7]	4,657,545	4,658,917
DT Auto Owner Trust, Series 2019-1A, Class A4, 3.08%, 9/15/2022	AAA	[7]	4,929,744	4,933,870

Investment Portfolio - March 31, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[4], 1.74%, 2/22/2022	AAA[7]	311,364	$310,642
Enterprise Fleet Financing LLC, Series 2016-2, Class A3[4], 2.04%, 2/22/2022	AAA[7]	3,900,000	3,872,435
Enterprise Fleet Financing LLC, Series 2017-1, Class A2[4], 2.13%, 7/20/2022	AAA[7]	1,064,567	1,061,044
Enterprise Fleet Financing LLC, Series 2018-2, Class A2[4], 3.14%, 2/20/2024	AAA[7]	5,640,000	5,664,079
Enterprise Fleet Financing LLC, Series 2019-1, Class A2[4], 2.98%, 10/22/2024	AAA[7]	2,500,000	2,499,975
Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.69%, 11/15/2021	Aaa	300,000	297,902
GLS Auto Receivables Trust, Series 2018-3A, Class A4, 3.35%, 8/15/2022	AA7	1,952,287	1,955,097
GM Financial Automobile Leasing Trust, Series 2016-3, Class A4, 1.78%, 5/20/2020	Aaa	995,674	994,861
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class A2, 2.93%, 11/16/2021	Aaa	1,216,416	1,218,359
Great American Auto Leasing Inc., Series 2019-1, Class A2[4], 2.97%, 6/15/2021	AAA[7]	3,000,000	3,006,065
Hertz Fleet Lease Funding LP, Series 2018-1, Class A2[4], 3.23%, 5/10/2032	Aaa	7,000,000	7,014,425
Hyundai Auto Receivables Trust, Series 2017-A, Class A3, 1.76%, 8/16/2021	AAA[7]	141,442	140,651
Invitation Homes Trust, Series 2017-SFR2, Class A3,4, (1 mo. LIBOR US + 0.850%), 3.332%, 12/17/2036	Aaa	485,469	483,341
Invitation Homes Trust, Series 2017-SFR2, Class B3,4, (1 mo. LIBOR US + 1.150%), 3.632%, 12/17/2036	Aa2	400,000	399,728
John Deere Owner Trust, Series 2019-A, Class A2, 2.85%, 12/15/2021	Aaa	2,505,000	2,509,293
Navient Student Loan Trust, Series 2018-2A, Class A1[3,4], (1 mo. LIBOR US + 0.240%), 2.726%, 3/25/2067	Aaa	979,157	979,006
Navient Student Loan Trust, Series 2019-BA, Class A1[3,4], (1 mo. LIBOR US + 0.400%), 2.887%, 12/15/2059	AAA[7]	6,000,000	6,000,000
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.18%, 1/15/2021	Aaa	1,796,217	1,785,360
NYCTL Trust, Series 2018-A, Class A4 , 3.22%, 11/10/2031	Aaa	2,739,899	2,739,183
Oxford Finance Funding LLC, Series 2019-1A, Class A2[4], 4.459%, 2/15/2027	WR5	7,000,000	7,079,960
Progress Residential Trust, Series 2017-SFR2, Class A4, 2.897%, 12/17/2034	Aaa	1,650,000	1,636,074
SLC Student Loan Trust, Series 2004-1, Class A6[3], (3 mo. LIBOR US + 0.160%), 2.844%, 5/15/2023	Aaa	1,612,957	1,611,891
SLM Student Loan Trust, Series 2004-10, Class A6A3,4, (3 mo. LIBOR US + 0.550%), 3.321%, 4/27/2026	Aaa	1,674,450	1,677,082
SMB Private Education Loan Trust, Series 2018-A, Class A1[3,4], (1 mo. LIBOR US + 0.350%), 2.834%, 3/16/2026	Aaa	2,082,280	2,080,016

Investment Portfolio - March 31, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Series 2019-A, Class A1[3,4], (1 mo. LIBOR US + 0.350%), 2.96%, 2/16/2026	Aaa	4,000,000	$4,000,947
SoFi Consumer Loan Program LLC, Series 2017-4, Class A4, 2.50%, 5/26/2026	AA7	919,878	913,140
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[4], 2.14%, 9/25/2026	AA7	431,396	430,284
SoFi Consumer Loan Program Trust, Series 2019-1, Class A4, 3.24%, 2/25/2028	AAA[7]	4,754,501	4,773,288
SoFi Professional Loan Program LLC, Series 2015-A, Class A2[4], 2.42%, 3/25/2030	Aaa	451,551	447,581
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B4, 2.36%, 12/27/2032	Aaa	547,300	539,478
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A4, 1.55%, 3/26/2040	Aaa	214,013	213,184
SoFi Professional Loan Program LLC, Series 2017-B, Class A1FX4, 1.83%, 5/25/2040	Aaa	75,286	74,990
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A4, 1.75%, 7/25/2040	AAA[7]	620,338	616,581
SoFi Professional Loan Program LLC, Series 2017-D, Class A1FX4, 1.72%, 9/25/2040	Aaa	847,989	843,728
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX4, 2.05%, 1/25/2041	Aaa	371,436	369,153
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX4, 2.84%, 1/25/2041	Aaa	750,000	745,437
SoFi Professional Loan Program LLC, Series 2019-B, Class A1FX4, 2.78%, 8/17/2048	AAA[7]	6,000,000	5,998,166
SoFi Professional Loan Program Trust, Series 2018-B, Class A1FX4, 2.64%, 8/25/2047	Aaa	5,998,726	5,989,850
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	WR5	396,819	394,181
Towd Point Mortgage Trust, Series 2017-1, Class A1[4,8], 2.75%, 10/25/2056	Aaa	5,016,041	4,959,991
Towd Point Mortgage Trust, Series 2018-2, Class A1[4,8], 3.25%, 3/25/2058	Aaa	1,761,376	1,756,592
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[3,4], (1 mo. LIBOR US + 1.000%), 3.486%, 10/25/2048	Aaa	5,271,597	5,271,591
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	Aaa	2,380,620	2,350,230
United Auto Credit Securitization Trust, Series 2018-2, Class A4, 2.89%, 3/10/2021	AAA[7]	933,789	933,810
Volvo Financial Equipment LLC, Series 2019-1A, Class A2[4], 2.90%, 11/15/2021	Aaa	1,000,000	1,001,969
Wheels SPV 2 LLC, Series 2016-1A, Class A2[4], 1.59%, 5/20/2025	AAA[7]	17,447	17,431
World Omni Auto Receivables Trust, Series 2017-A, Class A3, 1.93%, 9/15/2022	AAA[7]	3,692,935	3,674,223
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A4, 2.32%, 8/15/2022	Aaa	750,000	747,598

Investment Portfolio - March 31, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
World Omni Automobile Lease Securitization Trust, Series 2019-A, Class A2, 2.89%, 11/15/2021	Aaa		2,820,000	$2,824,938

TOTAL ASSET-BACKED SECURITIES (Identified Cost $152,409,184)				152,411,605

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.5%

Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029 .	AA	[7]	96,652	97,310
CIM Trust, Series 2019-INV1, Class A1[4,8], 4.00%, 2/25/2049	Aaa		1,485,000	1,509,191
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class A3,4, (1 mo. LIBOR US + 0.920%), 3.42%, 12/15/2036	WR	[5]	7,000,000	6,968,037
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,8], 2.13%, 2/25/2043	AAA	[7]	599,696	577,478
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	Aaa		3,083,750	3,142,402
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	WR	[5]	68,624	68,327
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[8], 1.343%, 11/25/2019	AA	[7]	6,842,605	45,538
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[8], 1.27%, 8/25/2020	Aaa		8,859,033	118,899
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[8], 1.15%, 4/25/2021	Aaa		7,022,552	143,701
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[8], 1.479%, 10/25/2021	Aaa		4,486,787	146,326
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[8], 1.303%, 12/25/2021	Aaa		32,421,372	942,321
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.44%, 6/25/2022	Aaa		16,770,364	657,895
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.195%, 4/25/2023	Aaa		56,517,079	404,244
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[8], 0.103%, 5/25/2023	Aaa		33,151,001	147,237
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	Aaa		3,649,481	3,760,788
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	Aaa		3,733,690	3,887,007
FREMF Mortgage Trust, Series 2012-K711, Class B4,8, 3.519%, 8/25/2045	WR	[5]	2,175,000	2,173,309
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	WR	[5]	86,900,095	271,971
FREMF Mortgage Trust, Series 2013-K712, Class B4,8, 3.359%, 5/25/2045	AA	[7]	1,300,000	1,299,159
FREMF Mortgage Trust, Series 2014-K715, Class B4,8, 3.976%, 2/25/2046	A1		2,185,000	2,219,521
FREMF Mortgage Trust, Series 2014-K716, Class B4,8, 3.949%, 8/25/2047	A1		2,550,000	2,600,855
FREMF Mortgage Trust, Series 2015-K42, Class B4,8, 3.851%, 12/25/2024	A3		1,900,000	1,925,700

Investment Portfolio - March 31, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Series 2015-K43, Class B4,8, 3.734%, 2/25/2048	WR	[5]	1,500,000	$1,519,231
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[4,8], 3.382%, 12/15/2034	AA	[7]	2,000,000	1,991,587
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[4,8], 3.382%, 12/15/2034	BBB	[7]	1,150,000	1,142,950
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[4], 4.07%, 11/15/2043	AAA	[7]	650,172	657,736
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,8], 3.00%, 3/25/2043	WR	[5]	422,944	419,227
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,8], 3.50%, 5/25/2043	AAA	[7]	494,772	493,204
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,8], 3.00%, 6/25/2029	AAA	[7]	726,943	727,582
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[4,8], 3.50%, 8/25/2047	Aaa		3,195,464	3,196,963
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,8], 3.75%, 11/25/2054	AA	[7]	627,962	633,957
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,8], 3.75%, 8/25/2055	Aaa		1,003,496	1,014,761
OBP Depositor LLC Trust, Series 2010-OBP, Class A4, 4.646%, 7/15/2045	AAA	[7]	420,000	425,079
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043	AAA	[7]	622,248	569,715
Sequoia Mortgage Trust, Series 2013-7, Class A2[8], 3.00%, 6/25/2043	AAA	[7]	519,279	510,542
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	Aaa		719,505	710,121
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, (1 mo. LIBOR US + 1.220%), 3.704%, 11/15/2027	AAA	[7]	1,806,519	1,802,101
Toorak Mortgage Corp., Series 2019-1, Class A1[4,9], 4.458%, 3/25/2022	WR	[5]	5,000,000	4,998,393
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,8], 2.50%, 10/25/2056	Aaa		1,466,233	1,440,540
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	AA	[7]	1,195,000	1,207,127
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A3,4, (1 mo. LIBOR US + 1.050%), 3.534%, 12/15/2033	AAA	[7]	7,000,000	6,969,668
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	Aaa		1,350,000	1,370,122
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,8], 4.869%, 2/15/2044	Aaa		1,478,710	1,521,900
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,8], 3.50%, 1/20/2045	WR	[5]	718,333	716,258
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,8], 3.50%, 3/20/2045	Aaa		609,192	609,801

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $66,828,501)				67,755,781

Investment Portfolio - March 31, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]		VALUE

FOREIGN GOVERNMENT BONDS - 5.3%
Brazil Notas do Tesouro Nacional Serie F (Brazil), 10.00%, 1/1/2023	Ba2	BRL	6,500,000	$1,797,304
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2		1,300,000	1,323,413
Chile Government Bond (Chile), 5.50%, 8/5/2020	A1	CLP	1,800,000,000	2,710,296
The Export-Import Bank of China (China)[4], 2.50%, 7/31/2019	A1		7,500,000	7,489,441
The Export-Import Bank of China (China), 2.50%, 7/31/2019	A1		630,000	629,113
Export-Import Bank of Korea (South Korea), 1.75%, 5/26/2019	Aa2		7,716,000	7,706,293
Italy Buoni Poliennali Del Tesoro (Italy)[4], 2.70%, 3/1/2047	Baa3u	EUR	8,000,000	7,951,002
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3	MXN	35,000,000	1,808,130
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3	MXN	126,000,000	6,251,363

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $42,270,546)				37,666,355

U.S. TREASURY SECURITIES - 3.1%

U.S. Treasury Notes - 3.1%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020 (Identified Cost $22,374,855)			22,572,060	22,465,245

U.S. GOVERNMENT AGENCIES - 6.1%

Mortgage-Backed Securities - 6.1%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021			144,475	146,759
Fannie Mae, Pool #995233, 5.50%, 10/1/2021			6,985	7,056
Fannie Mae, Pool #888017, 6.00%, 11/1/2021			18,847	19,284
Fannie Mae, Pool #995329, 5.50%, 12/1/2021			103,109	104,835
Fannie Mae, Pool #888136, 6.00%, 12/1/2021			22,148	22,664
Fannie Mae, Pool #888810, 5.50%, 11/1/2022			178,462	181,326
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024			19,205	19,991
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029			80,121	84,146
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034			331,168	348,228
Fannie Mae, Pool #918516, 5.50%, 6/1/2037			106,935	117,033
Fannie Mae, Pool #889624, 5.50%, 5/1/2038			167,456	180,975
Fannie Mae, Pool #995876, 6.00%, 11/1/2038			442,747	488,456
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039			170,574	186,862
Fannie Mae, Pool #AA7236, 4.00%, 6/1/2039			903,304	936,773
Fannie Mae, Pool #AJ1989, 4.50%, 10/1/2041			1,810,110	1,913,207
Fannie Mae, Pool #AW5338, 4.50%, 6/1/2044			1,030,754	1,087,780
Fannie Mae, Pool #AS3878, 4.50%, 11/1/2044			952,176	1,003,118
Fannie Mae, Pool #BC5442, 4.00%, 4/1/2046			2,612,001	2,701,118
Fannie Mae, Pool #BC9568, 4.00%, 5/1/2046			3,743,666	3,870,063
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047			749,216	790,336
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048			4,144,490	4,383,368
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020			12,805	12,851
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022			25,125	25,707
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022			17,566	18,087

Investment Portfolio - March 31, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT2/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	14,288	$14,802
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	24,571	25,391
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	11,655	12,043
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	194,657	204,778
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	540,470	568,575
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	478,753	504,251
Freddie Mac, Pool #C91760, 3.50%, 5/1/2034	2,615,070	2,691,133
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	467,229	513,222
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	192,452	210,258
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	219,501	239,563
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	87,266	94,920
Freddie Mac, Pool #A96363, 4.50%, 1/1/2041	3,107,440	3,288,177
Freddie Mac, Pool #G60342, 4.50%, 5/1/2042	2,886,052	3,056,036
Freddie Mac, Pool #G07998, 4.50%, 7/1/2044	3,280,807	3,441,740
Freddie Mac, Pool #Q38473, 4.00%, 1/1/2046	4,632,952	4,785,706
Freddie Mac, Pool #Q40375, 3.50%, 5/1/2046	5,076,742	5,166,168

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $44,331,025)		43,466,786

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Government Cash Management, Institutional Shares, 2.34%[10], (Identified Cost $9,350,981)	9,350,981	9,350,981

TOTAL INVESTMENTS - 98.5% (Identified Cost $709,014,186)		703,729,297
OTHER ASSETS, LESS LIABILITIES - 1.5%		10,510,421

NET ASSETS - 100%		$714,239,718

Investment Portfolio - March 31, 2019

(unaudited)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT MARCH 31, 2019:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
51	AUD Currency	CME	June 2019	3,625,590	$ 9,544
48	CAD Currency	CME	June 2019	3,601,440	(20,718)
62	EUR Currency	CME	June 2019	8,748,588	(137,978)
86	GBP Currency	CME	June 2019	7,017,600	(115,272)
722	U.S. Treasury Notes (2 Year)	CBOT	June 2019	153,853,688	664,244
51	ZAR Currency	CME	June 2019	1,749,938	6,866

TOTAL LONG POSITIONS					406,686

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT MARCH 31, 2019:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/UNREALIZED DEPRECIATION
44	Euro-BOBL	Eurex	June 2019	6,571,422	$ (56,820)
145	Euro-BUND	Eurex	June 2019	27,055,953	(562,978)
14	Euro-BUXL (30 Year)	Eurex	June 2019	3,009,939	(149,840)
122	Long Gilt	ICE	June 2019	20,556,852	(510,235)
277	U.S. Ultra Treasury Bonds (10 Year)	CBOT	June 2019	36,780,406	(809,917)
750	Fed Fund 30 Day	CBOT	July 2019	292,950,000	(631,673)

TOTAL SHORT POSITIONS					(2,721,463)

BRL - Brazilian Real

CBOT - Chicago Board of Trade

CLP - Chilean Peso

CME - Chicago Mercantile Exchange

EUR - Euro

EUREX - Eurex Exchange

ICE - Intercontinental Exchange

IO - Interest only

MXN - Mexican Peso

[1]	Credit ratings from Moody’s (unaudited).
[2]	Amount is stated in USD unless otherwise noted.
[3]	Floating rate security. Rate shown is the rate in effect as of March 31, 2019.
[4]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $256,500,964, or 35.9% of the Series’ net assets as of March 31, 2019.

[5]	Credit rating has been withdrawn. As of March 31, 2019, there is no rating available (unaudited).
[6]

Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

[7]	Credit ratings from S&P (unaudited).
[8]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2019.

[9]	Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2019.
[10]	Rate shown is the current yield as of March 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - March 31, 2019

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$65,932,031	$—	$65,932,031	$—
Corporate debt:
Communication Services	57,014,966	—	57,014,966	—
Consumer Discretionary	49,972,733	—	49,972,733	—
Consumer Staples	12,358,194	—	12,358,194	—
Energy	69,054,175	—	69,054,175	—
Financials	93,203,794	—	93,203,794	—
Health Care	12,727,820	—	12,727,820	—
Industrials	40,340,734	—	40,340,734	—
Information Technology	1,553,250	—	1,553,250	—
Materials	12,907,280	—	12,907,280	—
Real Estate	10,600,773	—	10,600,773	—
Utilities	10,878,825	—	10,878,825	—
Asset-backed securities	152,411,605	—	152,411,605	—
Commercial mortgage-backed securities	67,755,781	—	67,755,781	—
Foreign government bonds	37,666,355	—	37,666,355	—
Mutual fund	9,350,981	9,350,981	—	—
Other financial instruments*
Foreign currency exchange contracts	16,410	16,410	—	—
Interest rate contracts	664,244	664,244	—	—

Total assets	704,409,951	10,031,635	694,378,316	—

Other financial instruments*
Foreign currency exchange contracts	(273,968)	(273,968)	—	—
Interest rate contracts	(2,721,463)	(2,721,463)	—	—

Total liabilities	(2,995,431)	(2,995,431)	—	—

Total	$701,414,520	$7,036,204	$694,378,316	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or March 31, 2019.

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

Investment Portfolio - March 31, 2019

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

15